                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-04250

                         SELIGMAN MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947

Date of fiscal year end: September 30

Date of reporting period: September 30, 2010

Item 1.  Reports to Stockholders.

Annual Report

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN MUNICIPAL FUNDS

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 2010
(Prospectus also enclosed)

EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH INCOME EXEMPT FROM REGULAR INCOME TAX.



     Seligman National Municipal Fund

     Seligman California Municipal High-Yield Fund

     Seligman California Municipal Quality Fund

     Seligman Minnesota Municipal Fund

     Seligman New York Municipal Fund

This annual report includes a prospectus that describes in detail each Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Seligman National Municipal
     Fund..........................    2
  Seligman California Municipal
     High-Yield Fund...............    3
  Seligman California Municipal
     Quality Fund..................    4
  Seligman Minnesota Municipal
     Fund..........................    5
  Seligman New York Municipal
     Fund..........................    6
Manager Commentary.................    7
The Funds' Long-term Performance...   14
Fund Expenses Example..............   24
Portfolios of Investments..........   27
Statements of Assets and
  Liabilities......................   60
Statements of Operations...........   62
Statements of Changes in Net
  Assets...........................   64
Financial Highlights...............   67
Notes to Financial Statements......   73
Report of Independent Registered
  Public Accounting Firm...........   86
Federal Income Tax Information.....   87
Board Members and Officers.........   89
Approval of Investment Management
  Services Agreement...............   92
Proxy Voting.......................   93



 In August 2010, the Board of Directors/Trustees of Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund, Seligman California Municipal Quality Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund (each, a "Fund" and collectively, the "Funds") approved a proposal to merge the Fund with and into the corresponding acquiring fund listed in the table below (each, an "Acquiring Fund"). Each merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about each Acquiring Fund and the definitive terms of each of the proposed mergers will be included in proxy materials.

FUND                                  ACQUIRING FUND
-------------------------------------------------------------------------------------
Seligman National Municipal Fund      Columbia Tax-Exempt Fund
-------------------------------------------------------------------------------------
Seligman California Municipal High-   Columbia California Tax-Exempt Fund
  Yield Fund
-------------------------------------------------------------------------------------
Seligman California Municipal         Columbia California Tax-Exempt Fund
  Quality Fund
-------------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund     Columbia Minnesota Tax-Exempt Fund
                                      (formerly known as RiverSource Minnesota Tax-
                                      Exempt Fund)
-------------------------------------------------------------------------------------
Seligman New York Municipal Fund      Columbia New York Tax-Exempt Fund
-------------------------------------------------------------------------------------


 Each of the mergers is subject to certain conditions, including final approval by shareholders of the Fund. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders of the Funds later this year or in early 2011, and that meetings of shareholders to consider the mergers will be held in the first half of 2011.

SEE THE FUNDS' PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUNDS.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman National Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman National Municipal Fund (the Fund) Class A shares (excluding sales charge) gained 5.41% for the 12 months ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which increased 5.81% during the same period.

> The Fund underperformed its peer group, as measured by the Lipper General
  Municipal Debt Funds Index, which rose 5.77% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Seligman National Municipal Fund Class A (excluding
  sales charge)                                            +5.41%    +5.99%    +4.95%    +5.02%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)          +5.81%    +6.04%    +5.13%    +5.73%
------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Index (unmanaged)      +5.77%    +4.92%    +4.32%    +5.11%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index descriptions.)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2010
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (inception 12/31/83)                               +5.41%    +5.99%    +4.95%    +5.02%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +4.75%    +5.19%    +4.12%    +4.14%
------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 12/31/83)                               +0.46%    +4.27%    +3.94%    +4.51%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +3.76%    +5.19%    +4.12%    +4.14%
------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% contingent deferred sales charge (CDSC) if shares are sold within one year after purchase.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 12.97 years
----------------------------------------------------
Effective duration(2)                     9.74 years
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.


--------------------------------------------------------------------------------
2  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman California Municipal High-Yield Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman California Municipal High-Yield Fund (the Fund) Class A shares
  (excluding sales charge) gained 5.57% for the 12 months ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which increased 5.81% during the same period.

> The Fund underperformed its peer group, as measured by the Lipper California
  Municipal Debt Funds Index, which rose 5.75% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund Class A
  (excluding sales charge)                                 +5.57%    +5.44%    +4.73%    +5.21%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)          +5.81%    +6.04%    +5.13%    +5.73%
------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Index (unmanaged)   +5.75%    +4.40%    +3.94%    +4.84%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index descriptions.)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2010
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (inception 11/20/84)                               +5.57%    +5.44%    +4.73%    +5.21%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +4.78%    +4.56%    +3.83%    +4.29%
------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 11/20/84)                               +0.61%    +3.73%    +3.71%    +4.70%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +3.79%    +4.56%    +3.83%    +4.29%
------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% contingent deferred sales charge (CDSC) if shares are sold within one year after purchase.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 15.82 years
----------------------------------------------------
Effective duration(2)                    11.14 years
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman California Municipal Quality Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman California Municipal Quality Fund (the Fund) Class A shares
  (excluding sales charge) gained 4.53% for the 12 months ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which increased 5.81% during the same period.

> The Fund underperformed its peer group, as measured by the Lipper California
  Municipal Debt Funds Index, which rose 5.75% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Seligman California Municipal Quality Fund Class A
  (excluding sales charge)                                 +4.53%    +5.04%    +4.15%    +4.82%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)          +5.81%    +6.04%    +5.13%    +5.73%
------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Index (unmanaged)   +5.75%    +4.40%    +3.94%    +4.84%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index descriptions.)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2010
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (inception 11/20/84)                               +4.53%    +5.04%    +4.15%    +4.82%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +3.75%    +4.18%    +3.27%    +3.91%
------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 11/20/84)                               -0.39%    +3.34%    +3.13%    +4.31%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +2.76%    +4.18%    +3.27%    +3.91%
------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% contingent deferred sales charge (CDSC) if shares are sold within one year after purchase.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 12.10 years
----------------------------------------------------
Effective duration(2)                    10.71 years
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.


--------------------------------------------------------------------------------
4  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman Minnesota Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Minnesota Municipal Fund (the Fund) Class A shares (excluding sales charge) gained 5.45% for the 12 months ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which increased 5.81% during the same period.

> The Fund underperformed its peer group, as measured by the Lipper Minnesota
  Municipal Debt Funds Index, which rose 5.84% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund Class A (excluding
  sales charge)                                            +5.45%    +5.42%    +4.36%    +4.81%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)          +5.81%    +6.04%    +5.13%    +5.73%
------------------------------------------------------------------------------------------------
Lipper Minnesota Municipal Debt Funds Index (unmanaged)    +5.84%    +5.40%    +4.47%    +5.10%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index descriptions.)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2010
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (inception 12/30/83)                               +5.45%    +5.42%    +4.36%    +4.81%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +4.66%    +4.59%    +3.49%    +3.91%
------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 12/30/83)                               +0.42%    +3.71%    +3.34%    +4.30%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +3.66%    +4.59%    +3.49%    +3.91%
------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% contingent deferred sales charge (CDSC) if shares are sold within one year after purchase.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 10.71 years
----------------------------------------------------
Effective duration(2)                     8.86 years
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman New York Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman New York Municipal Fund (the Fund) Class A shares (excluding sales charge) gained 5.34% for the 12 months ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which increased 5.81% during the same period.

> The Fund underperformed its peer group, as measured by the Lipper New York
  Municipal Debt Funds Index, which rose 6.02% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Seligman New York Municipal Fund Class A (excluding
  sales charge)                                            +5.34%    +5.57%    +4.61%    +5.25%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)          +5.81%    +6.04%    +5.13%    +5.73%
------------------------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Index (unmanaged)     +6.02%    +5.17%    +4.39%    +5.11%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index descriptions.)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2010
Without sales charge                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (inception 1/31/84)                                +5.34%    +5.57%    +4.61%    +5.25%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +4.42%    +4.69%    +3.71%    +4.32%
------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 4/22/85)                                +0.39%    +3.88%    +3.60%    +4.73%
------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                +3.43%    +4.69%    +3.71%    +4.32%
------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% contingent deferred sales charge (CDSC) if shares are sold within one year after purchase.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 13.71 years
----------------------------------------------------
Effective duration(2)                     9.20 years
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.


--------------------------------------------------------------------------------
6  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------



Kimberly Campbell assumed management of the Seligman National Municipal Fund on October 1, 2010, just after the close of the annual period. Catherine Stienstra continued in her role as manager of the remaining Seligman Municipal Funds.

Dear Shareholder,

Each of the Seligman Municipal Funds (the Funds) underperformed the Barclays Capital Municipal Bond Index (Barclays Index) for the 12 months ended Sept. 30, 2010. All Fund returns are for Class A shares, excluding sales charge, and all returns are for the 12 months ended Sept. 30, 2010.

-  SELIGMAN NATIONAL MUNICIPAL FUND increased 5.41%.

-  SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND rose 5.57%.

-  SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND gained 4.53%.

-  SELIGMAN MINNESOTA MUNICIPAL FUND advanced 5.45%.

-  SELIGMAN NEW YORK MUNICIPAL FUND rose 5.34%.

A broad barometer applicable to each of the Funds, the Barclays Index, was up 5.81% for the same 12-month period.

SIGNIFICANT PERFORMANCE FACTORS
Generating healthy positive absolute returns, the tax-exempt fixed income market nevertheless experienced volatility during the annual period given concerns regarding the possible contagion of peripheral Europe's sovereign debt troubles, mixed U.S. economic data, and news coverage of state and local U.S. municipalities' budgetary shortfalls, as revenue from sales, property and corporate individual incomes taxes all declined significantly. Still, there were several technical factors that contributed to the tax-exempt bond market's gains.

First, the introduction of the Build America Bond (BAB) program in early 2009 ushered in a new paradigm for the tax-exempt bond market during the annual period, skewing the supply/demand equation and creating attractive technicals. The BAB program, introduced via the American Recovery and Reinvestment Act
(ARRA), authorized state and local governments to issue BABs as taxable bonds in 2009 and 2010 to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments receive a direct federal subsidy payment for a portion of their borrowing costs on BABs equal to 35% of the total coupon interest paid to investors. During the annual period, this reimbursement of borrowing costs allowed municipalities to borrow more cheaply in the taxable market than in the tax-exempt market, thereby reducing overall tax-exempt issuance.

Meanwhile, demand for tax-exempt bonds was strong, fueled in part by the absolute values offered relative to other fixed income sectors. Near-zero yields offered by money market mutual funds served to entice investors to take on somewhat more interest rate risk and longer durations to achieve higher yields. The anticipation of higher marginal personal income tax rates on the state and local levels and the possibility that the Bush tax cuts on the top two federal tax brackets may expire further served to boost demand for tax-exempt bonds. In July and August, the tax-exempt bond market rallied strongly before correcting modestly in September, as investors appeared to be more comfortable with improving fundamentals, including lower default rates and reports of growth, albeit modest, in municipal revenues. Flows into municipal bond mutual funds were strong during the annual period.

Application of a global rating scale also caught the attention of municipal bond investors. Moody's and Fitch, two of the three major credit rating agencies, announced in March a long-anticipated launch in April 2010 of a "recalibration" of their ratings for municipal securities, based upon the more broadly-recognized global criteria used for corporate debt. The effect of this change was higher credit quality ratings for most municipal bond issuers, which, in turn, was expected to reduce borrowing costs as these issuers came to market.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

As the municipal bond market rallied overall, yields were driven lower across the tax-exempt bond yield curve, or spectrum of maturities. Lower-quality, higher-yielding municipal bonds outperformed their higher-quality, lower-yielding counterparts, and longer-dated municipal bonds outperformed shorter-maturity tax-exempt securities.

Given these market conditions, the Seligman Municipal Funds benefited most during the annual period from their significant allocations to bonds rated A and BBB across a variety of sectors. A-rated and BBB-rated credits materially outperformed higher-quality tax-exempt bonds for the fiscal year. Seligman California Municipal Quality Fund was, of course, the exception, as it is mandated by prospectus to invest only in bonds rated A or higher. Given its higher quality mandate, its performance relative to the Barclays Index lagged most.

Further boosting the Funds' results was the combined effect of duration and yield curve positioning. Each of the Seligman Municipal Funds had a longer duration than the Barclays Index. Such positioning proved prudent as tax-exempt bond rates declined during the annual period. Duration is a measure of the Funds' sensitivity to changes in interest rates. Each Fund also had an emphasis on securities at the longer-term end of the yield curve. As mentioned earlier, longer-dated municipal bonds outperformed shorter-maturity tax-exempt securities during the annual period.

Another positive contributing factor to each of the Seligman Municipal Funds' performance during the annual period was a significant allocation to education bonds. Similarly, sizable holdings in hospital bonds buoyed each of the Funds' performance, with the exception of Seligman New York Municipal Fund. Seligman New York Municipal Fund was hurt by having only a modest exposure to the hospital sector, but was so positioned as there was little New York hospital bond supply available.

Seligman California Municipal Quality Fund benefited during the fiscal year from its significant holdings in water and sewer bonds. Seligman California Municipal High-Yield Fund benefited from its significant allocation to and security selection within housing bonds. Security selection within the state and local general obligation bond sectors further boosted Seligman California Municipal High-Yield Fund's performance.

Conversely, detracting from each of the Seligman Municipal Funds' results was a short Treasury future position held since April 2010. The position was established as a hedge against rising interest rates, anticipated initially when it appeared that the U.S. economy was emerging from recession in rather robust fashion. However, instead what materialized was a classic flight to quality on the back of concerns regarding sovereign debt crises in peripheral Europe, financial regulatory reform legislation and loss of stimulus-driven momentum in domestic economic data. Evidence of the economy being in a soft patch included second quarter 2010 GDP revised down from a 2.4% advance estimate to just 1.6% annualized, a significant decline from the prior two quarters. As investor appetite for risk waned dramatically, U.S. Treasuries rallied particularly strongly, with interest rates moving lower across the yield curve.

In all five Funds, having only a modest position in transportation bonds detracted, as this was one of the stronger performing sectors during the annual period. Each of the Funds was further hurt by having a lesser exposure to state general obligation bonds than the Barclays Index, as these general obligation bonds performed well. Seligman New York Municipal Fund was negatively affected by having only modest exposures to both local general obligation bonds and water and sewer bonds, sectors that outpaced the Barclays Index. Seligman California Municipal High-Yield Fund was similarly hurt by having a lesser exposure to water and sewer bonds than the Barclays Index.


--------------------------------------------------------------------------------
8  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

CHANGES TO THE FUNDS' PORTFOLIOS
During the annual period, we added to each of the Seligman Municipal Funds' exposure to longer-dated municipal bonds, with the exception of Seligman New York Municipal Fund, where we maintained its already sizable allocation to longer-dated bonds. As mentioned earlier, longer-dated maturities outpaced shorter-dated maturities, and thus such positioning added value. In four of the Funds, we decreased positions in AAA-rated bonds and added to allocations to A-rated and BBB-rated bonds. Again, because lower quality outpaced higher quality during the annual period, this change boosted the Funds' results. In Seligman California Municipal Quality Fund, which has a mandated higher quality bias, we incrementally added to its exposure to A-rated bonds, which helped.

From a sector perspective, in four of the five Funds, we increased exposure to hospital bonds. (As already indicated, there was little New York hospital bond supply available.) In Seligman Minnesota Municipal Fund, Seligman New York Municipal Fund and Seligman National Municipal Fund, we increased exposure to education bonds.

OUR FUTURE STRATEGY
As of the end of September, we view the prospects for the tax-exempt bond market to be relatively attractive. We believe the tax-exempt bond market may continue to perform well due primarily to favorable supply/demand technical factors. From our perspective, demand may remain strong given widespread expectations for higher federal, and in many cases, state and local, income taxes. At the same time, new issuance of tax-exempt municipal bonds appear likely to continue to decline. Further, although we believe budget pressures will likely persist for state and local governments, revenues did, as mentioned earlier, increase during the third calendar quarter, which may indicate the beginnings of a turnaround. In our view, the combination of slowly improving credit fundamentals and strong technicals will continue to argue for municipal bonds to perform well over the coming months.

It appears the Federal Reserve Board (the Fed) is likely to keep the targeted federal funds rate in the near-zero range for an extended period of time, and so we presently expect to maintain the Funds' duration longer than that of the Barclays Index. That said, we may seek to modify the extent of the long duration position in select Funds, including Seligman National Municipal Fund. As we expect the differential in yields between variously rated municipal bonds to narrow over the coming months, we intend to seek lower-rated investment grade bonds, i.e. those with ratings in the A and BBB categories, as we go forward, with the exception, naturally, of Seligman California Municipal Quality Fund, where we intend to focus on A-rated bonds. We presently expect to maintain the Funds' allocations to bonds in these credit categories at a moderately greater weighting than in the Barclays Index. While we presently intend to maintain a sizable position in the health care sector, we may seek opportunities to reduce exposure given the recent outperformance in the hospital sector and the potential impact of pending legislation on hospitals. In all, we believe the Funds should be well positioned given our view of market conditions ahead.

That said, there remained several key variables at the end of the annual period that could significantly alter tax-exempt bond market conditions in the coming months. For example, it is not yet known whether the Build America Bond program will be extended past 2010. Further, it has yet to be decided whether the Bush tax cuts will expire at the end of December. It has also yet to be seen how the pace of U.S. economic growth will fare without significant stimulus-driven momentum. We will, of course, carefully monitor these


  > In our view, the combination of slowly improving credit fundamentals and strong technicals will continue to argue for municipal bonds to perform well over the coming months.






--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


and other variables and depending on the ultimate outcome of these questions, we will not hesitate to adjust the Funds' duration, yield curve, credit quality and/or sector positioning accordingly.

Seligman National Municipal Fund

TOP TEN STATES(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

Ohio                                                                  10.9%
---------------------------------------------------------------------------
California                                                            10.3%
---------------------------------------------------------------------------
Massachusetts                                                          6.7%
---------------------------------------------------------------------------
South Carolina                                                         6.3%
---------------------------------------------------------------------------
Florida                                                                5.1%
---------------------------------------------------------------------------
Illinois                                                               4.7%
---------------------------------------------------------------------------
Georgia                                                                4.5%
---------------------------------------------------------------------------
Wisconsin                                                              4.4%
---------------------------------------------------------------------------
New York                                                               4.2%
---------------------------------------------------------------------------
Louisiana                                                              4.2%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents.)

Seligman National Municipal Fund

QUALITY BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            21.0%
---------------------------------------------------------------------------
AA rating                                                             22.2%
---------------------------------------------------------------------------
A rating                                                              41.3%
---------------------------------------------------------------------------
BBB rating                                                            13.6%
---------------------------------------------------------------------------
Non-rated                                                              1.9%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents.)

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.8% of the bond portfolio assets were determined through internal analysis.

Seligman California Municipal High-Yield Fund

QUALITY BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

AAA rating                                                             4.2%
---------------------------------------------------------------------------
AA rating                                                             23.5%
---------------------------------------------------------------------------
A rating                                                              57.4%
---------------------------------------------------------------------------
BBB rating                                                            14.1%
---------------------------------------------------------------------------
Non-investment grade                                                   0.8%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
10  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Seligman California Municipal Quality Fund

QUALITY BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            14.4%
---------------------------------------------------------------------------
AA rating                                                             43.7%
---------------------------------------------------------------------------
A rating                                                              41.9%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

Seligman Minnesota Municipal Fund

QUALITY BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            41.0%
---------------------------------------------------------------------------
AA rating                                                             12.6%
---------------------------------------------------------------------------
A rating                                                              37.3%
---------------------------------------------------------------------------
BBB rating                                                             8.7%
---------------------------------------------------------------------------
Non-rated                                                              0.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents.)

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.4% of the bond portfolio assets were determined through internal analysis.

Seligman New York Municipal Fund

QUALITY BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            29.9%
---------------------------------------------------------------------------
AA rating                                                             38.4%
---------------------------------------------------------------------------
A rating                                                              26.5%
---------------------------------------------------------------------------
BBB rating                                                             5.2%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------

As always, and ever more so in the current environment, deep research resources, a forward-looking investment process and truly actively managed portfolios are keys, in our view, to meeting the Funds' investment objectives over the long term. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes, as applicable.

Catherine Stienstra
Portfolio Manager


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
12  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN NATIONAL MUNICIPAL FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman National Municipal Fund Class A shares (from 10/1/00 to 9/30/10) as compared to the performance of the Barclays Capital Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN NATIONAL MUNICIPAL FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                        $10,046   $11,335   $12,129    $15,553
-------------------------------------------------------------------------------------------------
     Average annual total return                            +0.46%    +4.27%    +3.94%     +4.51%
-------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                           $10,581   $11,925   $12,841    $17,459
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.81%    +6.04%    +5.13%     +5.73%
-------------------------------------------------------------------------------------------------
LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                           $10,577   $11,550   $12,357    $16,464
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.77%    +4.92%    +4.32%     +5.11%
-------------------------------------------------------------------------------------------------



Results for other share classes can be found on page 2.


--------------------------------------------------------------------------------
14  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN NATIONAL MUNICIPAL FUND LINE GRAPH)

                            SELIGMAN NATIONAL
                              MUNICIPAL FUND
                                 CLASS A          BARCLAYS CAPITAL     LIPPER GENERAL
                             (INCLUDES SALES       MUNICIPAL BOND      MUNICIPAL DEBT
                                 CHARGE)              INDEX(1)         FUNDS INDEX(2)
                            -----------------    ------------------    --------------
10/1/00                          $ 9,525               $10,000             $10,000
12/00                              9,975                10,437              10,434
3/01                              10,128                10,669              10,650
6/01                              10,152                10,738              10,710
9/01                              10,417                11,040              10,983
12/01                             10,327                10,972              10,867
3/02                              10,393                11,076              10,959
6/02                              10,665                11,481              11,335
9/02                              11,004                12,026              11,840
12/02                             11,014                12,026              11,805
3/03                              11,142                12,171              11,891
6/03                              11,380                12,485              12,220
9/03                              11,367                12,494              12,240
12/03                             11,569                12,665              12,434
3/04                              11,742                12,884              12,600
6/04                              11,488                12,579              12,319
9/04                              11,839                13,069              12,776
12/04                             11,958                13,232              12,948
3/05                              11,973                13,228              12,944
6/05                              12,193                13,615              13,330
9/05                              12,216                13,598              13,323
12/05                             12,322                13,697              13,427
3/06                              12,391                13,731              13,490
6/06                              12,436                13,736              13,492
9/06                              12,654                14,204              13,955
12/06                             12,790                14,361              14,112
3/07                              12,934                14,477              14,217
6/07                              12,916                14,381              14,121
9/07                              13,061                14,643              14,254
12/07                             13,205                14,843              14,307
3/08                              13,153                14,752              14,104
6/08                              13,211                14,846              14,208
9/08                              12,792                14,369              13,567
12/08                             12,781                14,476              12,955
3/09                              13,223                15,087              13,654
6/09                              13,686                15,406              14,222
9/09                              14,737                16,503              15,567
12/09                             14,494                16,344              15,352
3/10                              14,681                16,549              15,584
6/10                              14,933                16,885              15,852
9/10                              15,553                17,459              16,464




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  15

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman California Municipal High-Yield Fund Class A shares (from 10/1/00 to 9/30/10) as compared to the performance of the Barclays Capital Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                        $10,061   $11,160   $12,000    $15,839
-------------------------------------------------------------------------------------------------
     Average annual total return                            +0.61%    +3.73%    +3.71%     +4.70%
-------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                           $10,581   $11,925   $12,841    $17,459
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.81%    +6.04%    +5.13%     +5.73%
-------------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                           $10,575   $11,380   $12,134    $16,038
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.75%    +4.40%    +3.94%     +4.84%
-------------------------------------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
16  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND LINE GRAPH)


                             SELIGMAN CALIFORNIA
                            MUNICIPAL HIGH-YIELD
                                 FUND CLASS          BARCLAYS CAPITAL     LIPPER CALIFORNIA
                                 A (INCLUDES          MUNICIPAL BOND        MUNICIPAL DEBT
                                SALES CHARGE)             INDEX(1)          FUNDS INDEX(2)
                            --------------------    ------------------    -----------------
10/1/00                            $ 9,525                $10,000              $10,000
12/00                                9,902                 10,437               10,427
3/01                                10,031                 10,669               10,573
6/01                                10,052                 10,738               10,560
9/01                                10,453                 11,040               10,942
12/01                               10,358                 10,972               10,834
3/02                                10,329                 11,076               10,852
6/02                                10,640                 11,481               11,212
9/02                                11,131                 12,026               11,806
12/02                               11,084                 12,026               11,699
3/03                                11,185                 12,171               11,770
6/03                                11,409                 12,485               12,062
9/03                                11,408                 12,494               12,015
12/03                               11,597                 12,665               12,231
3/04                                11,842                 12,884               12,429
6/04                                11,606                 12,579               12,136
9/04                                12,013                 13,069               12,617
12/04                               12,166                 13,232               12,796
3/05                                12,243                 13,228               12,816
6/05                                12,515                 13,615               13,216
9/05                                12,569                 13,598               13,215
12/05                               12,645                 13,697               13,319
3/06                                12,717                 13,731               13,380
6/06                                12,795                 13,736               13,371
9/06                                13,071                 14,204               13,828
12/06                               13,232                 14,361               13,986
3/07                                13,379                 14,477               14,091
6/07                                13,371                 14,381               13,984
9/07                                13,510                 14,643               14,091
12/07                               13,680                 14,843               14,122
3/08                                13,608                 14,752               13,856
6/08                                13,793                 14,846               13,982
9/08                                13,307                 14,369               13,348
12/08                               13,048                 14,476               12,597
3/09                                13,445                 15,087               13,254
6/09                                13,730                 15,406               13,684
9/09                                15,002                 16,503               15,164
12/09                               14,593                 16,344               14,823
3/10                                14,918                 16,549               15,078
6/10                                15,202                 16,885               15,392
9/10                                15,839                 17,459               16,038




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper California Municipal Debt Funds Index includes the 30 largest California municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman California Municipal Quality Fund Class A shares (from 10/1/00 to 9/30/10) as compared to the performance of the Barclays Capital Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                         $9,961   $11,035   $11,668    $15,261
-------------------------------------------------------------------------------------------------
     Average annual total return                            -0.39%    +3.34%    +3.13%     +4.31%
-------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                           $10,581   $11,925   $12,841    $17,459
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.81%    +6.04%    +5.13%     +5.73%
-------------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                           $10,575   $11,380   $12,134    $16,038
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.75%    +4.40%    +3.94%     +4.84%
-------------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
18  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND LINE GRAPH)


                            SELIGMAN CALIFORNIA
                             MUNICIPAL QUALITY
                                 FUND CLASS         BARCLAYS CAPITAL     LIPPER CALIFORNIA
                                A (INCLUDES          MUNICIPAL BOND        MUNICIPAL DEBT
                               SALES CHARGE)             INDEX(1)          FUNDS INDEX(2)
                            -------------------    ------------------    -----------------
10/1/00                           $ 9,525                $10,000               $10,000
12/00                              10,032                 10,437                10,427
3/01                               10,168                 10,669                10,573
6/01                               10,098                 10,738                10,560
9/01                               10,544                 11,040                10,942
12/01                              10,465                 10,972                10,834
3/02                               10,387                 11,076                10,852
6/02                               10,768                 11,481                11,212
9/02                               11,313                 12,026                11,806
12/02                              11,214                 12,026                11,699
3/03                               11,319                 12,171                11,770
6/03                               11,579                 12,485                12,062
9/03                               11,498                 12,494                12,015
12/03                              11,666                 12,665                12,231
3/04                               11,831                 12,884                12,429
6/04                               11,572                 12,579                12,136
9/04                               11,984                 13,069                12,617
12/04                              12,157                 13,232                12,796
3/05                               12,147                 13,228                12,816
6/05                               12,451                 13,615                13,216
9/05                               12,453                 13,598                13,215
12/05                              12,532                 13,697                13,319
3/06                               12,563                 13,731                13,380
6/06                               12,581                 13,736                13,371
9/06                               12,844                 14,204                13,828
12/06                              12,927                 14,361                13,986
3/07                               13,018                 14,477                14,091
6/07                               13,014                 14,381                13,984
9/07                               13,166                 14,643                14,091
12/07                              13,304                 14,843                14,122
3/08                               13,246                 14,752                13,856
6/08                               13,368                 14,846                13,982
9/08                               12,869                 14,369                13,348
12/08                              12,949                 14,476                12,597
3/09                               13,340                 15,087                13,254
6/09                               13,536                 15,406                13,684
9/09                               14,598                 16,503                15,164
12/09                              14,344                 16,344                14,823
3/10                               14,512                 16,549                15,078
6/10                               14,682                 16,885                15,392
9/10                               15,261                 17,459                16,038




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper California Municipal Debt Funds Index includes the 30 largest California municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN MINNESOTA MUNICIPAL FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman Minnesota Municipal Fund Class A shares (from 10/1/00 to 9/30/10) as compared to the performance of the Barclays Capital Municipal Bond Index and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN MINNESOTA MUNICIPAL FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                        $10,042   $11,155   $11,785    $15,243
-------------------------------------------------------------------------------------------------
     Average annual total return                            +0.42%    +3.71%    +3.34%     +4.30%
-------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                           $10,581   $11,925   $12,841    $17,459
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.81%    +6.04%    +5.13%     +5.73%
-------------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                           $10,584   $11,708   $12,446    $16,435
-------------------------------------------------------------------------------------------------
     Average annual total return                            +5.84%    +5.40%    +4.47%     +5.10%
-------------------------------------------------------------------------------------------------



Results for other share classes can be found on page 5.


--------------------------------------------------------------------------------
20  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN MINNESOTA MUNICIPAL FUND LINE GRAPH)

                            SELIGMAN MINNESOTA
                              MUNICIPAL FUND
                                  CLASS A          BARCLAYS CAPITAL     LIPPER MINNESOTA
                              (INCLUDES SALES       MUNICIPAL BOND       MUNICIPAL DEBT
                                  CHARGE)              INDEX(1)          FUNDS INDEX(2)
                            ------------------    ------------------    ----------------
10/1/00                           $ 9,525               $10,000              $10,000
12/00                              10,008                10,437               10,406
3/01                               10,185                10,669               10,595
6/01                               10,230                10,738               10,661
9/01                               10,479                11,040               10,921
12/01                              10,433                10,972               10,879
3/02                               10,492                11,076               10,973
6/02                               10,793                11,481               11,308
9/02                               11,234                12,026               11,763
12/02                              11,249                12,026               11,778
3/03                               11,361                12,171               11,940
6/03                               11,574                12,485               12,215
9/03                               11,574                12,494               12,220
12/03                              11,756                12,665               12,391
3/04                               11,894                12,884               12,587
6/04                               11,604                12,579               12,315
9/04                               11,967                13,069               12,714
12/04                              12,074                13,232               12,877
3/05                               12,046                13,228               12,860
6/05                               12,288                13,615               13,224
9/05                               12,313                13,598               13,205
12/05                              12,351                13,697               13,306
3/06                               12,373                13,731               13,340
6/06                               12,398                13,736               13,338
9/06                               12,687                14,204               13,744
12/06                              12,768                14,361               13,879
3/07                               12,838                14,477               13,978
6/07                               12,827                14,381               13,884
9/07                               13,006                14,643               14,038
12/07                              13,164                14,843               14,146
3/08                               13,174                14,752               14,064
6/08                               13,229                14,846               14,175
9/08                               13,016                14,369               13,702
12/08                              13,303                14,476               13,378
3/09                               13,646                15,087               14,169
6/09                               13,754                15,406               14,533
9/09                               14,455                16,503               15,529
12/09                              14,319                16,344               15,440
3/10                               14,501                16,549               15,622
6/10                               14,713                16,885               15,910
9/10                               15,243                17,459               16,435




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest Minnesota municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  21

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN NEW YORK MUNICIPAL FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman New York Municipal Fund Class A shares (from 10/1/00 to 9/30/10) as compared to the performance of the Barclays Capital Municipal Bond Index and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN NEW YORK MUNICIPAL FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,039   $11,209   $11,933    $15,883
------------------------------------------------------------------------------------------
     Average annual total return                     +0.39%    +3.88%    +3.60%     +4.73%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                    $10,581   $11,925   $12,841    $17,459
------------------------------------------------------------------------------------------
     Average annual total return                     +5.81%    +6.04%    +5.13%     +5.73%
------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                    $10,602   $11,632   $12,396    $16,466
------------------------------------------------------------------------------------------
     Average annual total return                     +6.02%    +5.17%    +4.39%     +5.11%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 6.


--------------------------------------------------------------------------------
22  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN NEW YORK MUNICIPAL FUND LINE GRAPH)


                             SELIGMAN NEW
                            YORK MUNICIPAL                              LIPPER NEW
                              FUND CLASS       BARCLAYS CAPITAL       YORK MUNICIPAL
                              A (INCLUDES       MUNICIPAL BOND          DEBT FUNDS
                             SALES CHARGE)         INDEX(1)              INDEX(2)
                            --------------    ------------------    ------------------
10/1/00                         $ 9,525             $10,000               $10,000
12/00                            10,108              10,437                10,491
3/01                             10,285              10,669                10,697
6/01                             10,351              10,738                10,774
9/01                             10,563              11,040                11,014
12/01                            10,459              10,972                10,910
3/02                             10,576              11,076                11,033
6/02                             10,857              11,481                11,387
9/02                             11,403              12,026                11,942
12/02                            11,395              12,026                11,895
3/03                             11,566              12,171                11,979
6/03                             11,820              12,485                12,289
9/03                             11,773              12,494                12,293
12/03                            11,994              12,665                12,484
3/04                             12,143              12,884                12,641
6/04                             11,835              12,579                12,335
9/04                             12,198              13,069                12,786
12/04                            12,358              13,232                12,930
3/05                             12,371              13,228                12,919
6/05                             12,676              13,615                13,303
9/05                             12,682              13,598                13,282
12/05                            12,764              13,697                13,359
3/06                             12,800              13,731                13,411
6/06                             12,794              13,736                13,399
9/06                             13,139              14,204                13,861
12/06                            13,253              14,361                14,011
3/07                             13,341              14,477                14,103
6/07                             13,297              14,381                14,007
9/07                             13,500              14,643                14,156
12/07                            13,699              14,843                14,258
3/08                             13,645              14,752                14,057
6/08                             13,727              14,846                14,194
9/08                             13,340              14,369                13,553
12/08                            13,624              14,476                13,069
3/09                             13,972              15,087                13,734
6/09                             14,176              15,406                14,257
9/09                             15,079              16,503                15,531
12/09                            14,935              16,344                15,352
3/10                             15,106              16,549                15,598
6/10                             15,352              16,885                15,880
9/10                             15,883              17,459                16,466




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper New York Municipal Debt Funds Index includes the 30 largest New York municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  23

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until Sept. 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" (or "Direct expenses paid during the period", if applicable) to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period (if applicable) by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Seligman National Municipal Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,058.10         $4.08            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.11         $4.00            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,055.40         $7.93           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.35         $7.79           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2010: +5.81% for Class A and +5.54% for Class C.


--------------------------------------------------------------------------------
24  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman California Municipal High-Yield Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,061.70         $4.08            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.11         $4.00            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,057.70         $7.94           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.35         $7.79           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2010: +6.17% for Class A and +5.77% for Class C.

Seligman California Municipal Quality Fund

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,051.50         $4.06           $4.11
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.11         $4.00           $4.05
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,047.80         $7.91           $7.96
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.35         $7.79           $7.84
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S      ACQUIRED FUND     TOTAL FUND AND
                                   ANNUALIZED       FEES AND     ACQUIRED FUND FEES
                                 EXPENSE RATIO      EXPENSES        AND EXPENSES
-----------------------------------------------------------------------------------
Class A                               .79%            .01%               .80%
-----------------------------------------------------------------------------------
Class C                              1.54%            .01%              1.55%
-----------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: +5.15% for Class A and +4.78% for Class C.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  25

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman Minnesota Municipal Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,051.10         $4.06            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.11         $4.00            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,048.50         $7.91           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.35         $7.79           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2010: +5.11% for Class A and +4.85% for Class C.

Seligman New York Municipal Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,051.50         $4.06            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.11         $4.00            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,047.50         $7.90           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.35         $7.79           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2010: +5.15% for Class A and +4.75% for Class C.


--------------------------------------------------------------------------------
26  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman National Municipal Fund
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.0%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
ALABAMA (0.2%)
Selma Industrial Development Board
 Revenue Bonds
 Gulf Opportunity Zone-International Paper
 Series 2010
 05-01-34                            5.800%          $1,100,000            $1,142,537
-------------------------------------------------------------------------------------

ALASKA (1.2%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake 4th Series 2000 (AGM)
 07-01-20                            6.000            4,145,000             5,048,362
 07-01-21                            6.000            2,395,000             2,920,343
                                                                      ---------------
Total                                                                       7,968,705
-------------------------------------------------------------------------------------

ARIZONA (0.9%)
Arizona Transportation Board
 Revenue Bonds
 Maricopa County Regional Area Road Fund
 Series 2007
 07-01-25                            5.000            1,500,000             1,683,060
Arizona Water Infrastructure Finance Authority
 Revenue Bonds
 Water Quality
 Series 2008A
 10-01-22                            5.000            1,500,000             1,741,305
Maricopa County Pollution Control Corp.
 Refunding Revenue Bonds
 Southern California Education Co.
 Series 2000B-RMKT
 06-01-35                            5.000            2,175,000             2,237,031
                                                                      ---------------
Total                                                                       5,661,396
-------------------------------------------------------------------------------------

CALIFORNIA (10.1%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 Sharp Healthcare
 Series 2009
 08-01-39                            6.250            4,000,000             4,486,840
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.000            1,850,000             1,872,385
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health Services
 Series 2009B
 10-01-39                            5.500            5,250,000             5,635,140
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2006A
 08-15-32                            5.000            1,000,000             1,000,950
County of Sacramento
 Revenue Bonds
 Senior Series 2009B
 07-01-39                            5.750            4,000,000             4,402,200
Foothill-Eastern Transportation Corridor Agency
 Refunding Revenue Bonds
 Series 1999
 01-15-40                            5.750            4,100,000             4,003,158
Golden State Tobacco Securitization Corp.
 Asset-Backed Revenue Bonds
 Senior Series 2007A-1
 06-01-47                            5.125              990,000               673,477
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-39                            6.625              500,000               548,585
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-32                            5.000            1,500,000             1,519,815
 08-01-35                            5.000            8,000,000             8,054,080
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 12-01-32                            5.000            2,000,000             2,033,600
 11-01-37                            5.000            3,000,000             3,023,010
 12-01-37                            5.000            1,700,000             1,713,124
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008
 03-01-27                            5.500            1,000,000             1,083,430
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-38                            6.000            5,000,000             5,558,650
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-40                            5.500            6,000,000             6,338,280
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2007
 08-01-30                            4.500            5,550,000             5,414,469
University of California
 Revenue Bonds
 General
 Series 2009Q
 05-15-34                            5.000            5,750,000             6,181,364
Yosemite Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2010D
 08-01-31                            6.461            5,000,000(g)          1,441,250
                                                                      ---------------
Total                                                                      64,983,807
-------------------------------------------------------------------------------------

COLORADO (2.5%)
City & County of Denver
 Unlimited General Obligation Bonds
 Justice System Facilities & Zoo
 Series 2005
 08-01-25                            5.000            1,000,000             1,120,570
City of Westminster
 Revenue Bonds
 Post Project
 Series 2007D (AGM)
 12-01-23                            5.000            1,240,000             1,390,623
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2009A
 06-01-38                            6.125              750,000               771,330
Colorado Health Facilities Authority
 Unrefunded Revenue Bonds
 Series 2000
 12-01-25                            6.900              680,000               695,803
Colorado State Board of Governors
 Revenue Bonds
 Series 2008A (AGM)
 03-01-27                            5.000            1,250,000             1,363,025
Platte River Power Authority
 Revenue Bonds
 Series 2009HH
 06-01-24                            5.000            1,000,000             1,153,120
Regional Transportation District
 Refunding Revenue Bonds
 Series 2007A
 11-01-24                            5.250            1,000,000             1,240,230
University of Colorado Hospital Authority
 Refunding Revenue Bonds
 Series 1997A (AMBAC)
 11-15-22                            5.250            1,000,000             1,000,750


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
COLORADO (CONT.)
University of Colorado Hospital Authority
 Refunding Revenue Bonds
 Series 2009A
 11-15-29                            6.000%          $5,000,000            $5,411,950
University of Colorado
 Revenue Bonds
 Series 2006A (AMBAC)
 06-01-23                            5.000            1,000,000             1,101,490
Western State College
 Revenue Bonds
 Series 2009
 05-15-39                            5.000            1,000,000             1,050,390
                                                                      ---------------
Total                                                                      16,299,281
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.4%)
District of Columbia
 Refunding Revenue Bonds
 2nd Series 2009B
 12-01-23                            5.000            2,000,000             2,299,980
-------------------------------------------------------------------------------------

FLORIDA (4.9%)
City of Ocala
 Revenue Bonds
 Series 2007A (NPFGC)
 10-01-24                            5.000            2,985,000             3,224,367
County of Broward
 Revenue Bonds
 Series 2001J-I (AMBAC) A.M.T.
 10-01-26                            5.250            2,000,000             2,021,560
County of Polk
 Improvement Refunding Revenue Bonds
 Series 2006 (NPFGC)
 12-01-20                            5.000            1,040,000             1,124,458
County of St. Johns
 Revenue Bonds
 Series 2006 (AMBAC)
 10-01-26                            5.000            1,000,000             1,069,400
Florida Housing Finance Corp.
 Revenue Bonds
 Homeowner Mortgage
 Series 2000-11 (AGM) A.M.T.
 01-01-32                            5.950              310,000               310,270
Florida Ports Financing Commission
 Revenue Bonds
 State Transportation Trust Fund
 Series 1996 (NPFGC) A.M.T.
 06-01-27                            5.375            2,500,000             2,501,325
Florida State Board of Education
 Revenue Bonds
 Series 2007A (AMBAC)
 07-01-18                            5.000            2,000,000             2,339,340
Marion County Hospital District
 Improvement Refunding Revenue Bonds
 Health Systems -- Munroe Regional
 Series 2007
 10-01-29                            5.000            1,000,000             1,005,870
Marion County Hospital District
 Unrefunded Revenue Bonds
 Health Systems -- Munroe
 Series 1999
 10-01-24                            5.625               10,000                10,008
Orange County Health Facilities Authority
 Revenue Bonds
 Orlando Regional Healthcare
 Series 2008C
 10-01-35                            5.250            1,000,000             1,017,640
Orange County School Board
 Certificate of Participation
 Series 2005B (AMBAC)
 08-01-25                            5.000            2,440,000             2,561,511
Reedy Creek Improvement District
 Unlimited General Obligation Bonds
 Series 2005A (AMBAC)
 06-01-25                            5.000            5,000,000             5,254,250
Reedy Creek Improvement District
 Unrefunded Revenue Bonds
 Series 1997-1 (AMBAC)
 10-01-19                            5.125              230,000               230,382
Sarasota County Public Hospital Board
 Refunding Revenue Bonds
 Sarasota Memorial Hospital
 Series 1998B (NPFGC)
 07-01-28                            5.500            6,980,000             7,646,730
South Florida Water Management District
 Certificate of Participation
 Series 2006 (AMBAC)
 10-01-26                            5.000            1,400,000             1,478,638
                                                                      ---------------
Total                                                                      31,795,749
-------------------------------------------------------------------------------------

GEORGIA (4.4%)
Barnesville-Lamar County Industrial Development Authority
 Revenue Bonds
 Gordon College Properties
 Series 2004A
 08-01-25                            5.000            1,250,000             1,279,675
Cartersville Development Authority
 Refunding Revenue Bonds
 Anheuser-Busch Project
 Series 2002 A.M.T.
 02-01-32                            5.950            1,250,000             1,268,225
City of Atlanta
 Revenue Bonds
 General
 Series 2000B (NPFGC/FGIC) A.M.T.
 01-01-30                            5.625            2,000,000             2,013,600
City of Atlanta
 Revenue Bonds
 Series 2004 (AGM)
 11-01-25                            5.750            1,000,000             1,210,720
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center, Inc. Project
 Series 2010
 09-01-40                            6.125            6,250,000             6,458,375
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-32                            5.125            1,270,000             1,274,267
Gainesville & Hall County Hospital Authority
 Revenue Bonds
 Northeast Georgia Healthcare
 Series 2010A
 02-15-45                            5.500            7,500,000             7,648,050
Georgia Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Subordinated Series 1999A-2 A.M.T.
 06-01-29                            5.200            1,615,000             1,615,533
Gwinnett County Hospital Authority
 Revenue Bonds
 Gwinnett Hospital Systems, Inc. Project
 Series 2004B
 10-01-29                            5.000            1,250,000             1,303,800
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 1992N
 07-01-18                            6.250              500,000               589,225
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 2007A (NPFGC/FGIC)
 07-01-26                            5.250            1,000,000             1,220,020
Upper Oconee Basin Water Authority
 Refunding Revenue Bonds
 Series 2005 (NPFGC)
 07-01-24                            5.000            1,000,000             1,103,820
Valdosta & Lowndes County Hospital Authority
 Revenue Bonds
 South Georgia Medical Center Project
 Series 2002 (AMBAC)
 10-01-27                            5.250            1,250,000             1,270,788
                                                                      ---------------
Total                                                                      28,256,098
-------------------------------------------------------------------------------------

HAWAII (0.3%)
Hawai'i Pacific Health
 Revenue Bonds
 Series 2010A
 07-01-40                            5.500            1,425,000             1,424,872
Hawai'i Pacific Health
 Revenue Bonds
 Series 2010B
 07-01-30                            5.625              270,000               285,225
 07-01-40                            5.750              360,000               374,965
                                                                      ---------------
Total                                                                       2,085,062
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
IDAHO (0.2%)
Idaho Health Facilities Authority
 Revenue Bonds
 Trinity Health Group
 Series 2008B
 12-01-23                            6.000%          $1,000,000            $1,154,720
-------------------------------------------------------------------------------------

ILLINOIS (4.5%)
Illinois Finance Authority
 Refunding Revenue Bonds
 Swedish Covenant
 Series 2010A
 08-15-38                            6.000            3,925,000             4,035,136
Illinois Finance Authority
 Revenue Bonds
 Riverside Health System
 Series 2009
 11-15-35                            6.250            4,200,000             4,510,548
Illinois Finance Authority
 Revenue Bonds
 Rush University Medical Center
 Series 2009C
 11-01-39                            6.625              750,000               827,588
Illinois Finance Authority
 Revenue Bonds
 Sherman Health System
 Series 2007A
 08-01-37                            5.500            9,250,000             8,971,759
Illinois Finance Authority
 Revenue Bonds
 Silver Cross & Medical Centers
 Series 2009
 08-15-38                            6.875            8,000,000             8,948,319
State of Illinois
 Revenue Bonds
 Series 2005 (AGM)
 06-15-28                            5.000            2,000,000             2,081,460
                                                                      ---------------
Total                                                                      29,374,810
-------------------------------------------------------------------------------------

INDIANA (0.8%)
Indiana Finance Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-33                            5.000            1,000,000               991,960
Indiana Finance Authority
 Revenue Bonds
 Parkview Health System
 Series 2009A
 05-01-31                            5.750            3,000,000             3,178,980
Purdue University
 Revenue Bonds
 Student Fee
 Series 2009X
 07-01-23                            5.250            1,000,000             1,180,470
                                                                      ---------------
Total                                                                       5,351,410
-------------------------------------------------------------------------------------

KANSAS (0.4%)
Wyandotte County-Kansas City Unified Government
 Revenue Bonds
 Capital Appreciation Sales Tax Subordinated Lien
 Zero Coupon
 Series 2010
 06-01-21                            6.096            5,100,000(g)          2,900,829
-------------------------------------------------------------------------------------

KENTUCKY (1.8%)
County of Ohio
 Refunding Revenue Bonds
 Big Rivers Electric Corp. Project
 Series 2010A
 07-15-31                            6.000            3,100,000             3,227,751
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Kings Daughters Medical
 Series 2010
 02-01-40                            5.000            3,650,000             3,709,678
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Owensboro Medical Health System
 Series 2010A
 03-01-45                            6.500            4,575,000             4,899,962
                                                                      ---------------
Total                                                                      11,837,391
-------------------------------------------------------------------------------------

LOUISIANA (4.1%)
Calcasieu Parish Industrial Development Board, Inc.
 Revenue Bonds
 Conoco, Inc. Project
 Series 1996 A.M.T.
 12-01-26                            5.750            2,500,000             2,502,075
City of New Orleans
 Unlimited General Obligation Public Improvement Bonds
 Series 2002 (FGIC)
 12-01-31                            5.350            2,250,000             2,277,833
City/Parish of East Baton Rouge
 Refunding Revenue Bonds
 Series 2008A-2 (AGM)
 08-01-24                            5.000              900,000             1,012,923
City/Parish of East Baton Rouge
 Revenue Bonds
 Road & Street Improvements
 Series 2009
 08-01-25                            5.000              250,000               280,500
East Baton Rouge Mortgage Finance Authority
 Refunding Revenue Bonds
 Mortgage-Backed
 Series 1993B (GNMA/FNMA)
 10-01-25                            5.400              355,000               355,380
East Baton Rouge Sewerage Commission
 Revenue Bonds
 Series 2009A
 02-01-34                            5.250            1,000,000             1,088,550
Jefferson Parish Hospital Service District No. 2
 Revenue Bonds
 Series 1998 (AGM)
 07-01-28                            5.000            1,000,000             1,003,660
Jefferson Sales Tax District
 Refunding Revenue Bonds
 Series 2009B
 12-01-22                            4.500            1,000,000             1,094,570
Jefferson Sales Tax District
 Revenue Bonds
 Series 2007B (AMBAC)
 12-01-20                            5.250            1,000,000             1,147,400
Lafayette Consolidated Government
 Refunding Revenue Bonds
 Series 2006C (AMBAC)
 05-01-21                            5.000            1,000,000             1,109,730
Louisiana Housing Finance Agency
 Revenue Bonds
 Home Ownership Program
 Series 2008A (GNMA/FNMA/FHLMC)
 12-01-23                            4.875              910,000               975,756
Louisiana Public Facilities Authority
 Refunding Revenue Bonds
 Southern Baptist Hospital, Inc. Project
 Series 1986 Escrowed to Maturity
 05-15-12                            8.000            1,980,000             2,104,403
Louisiana Public Facilities Authority
 Refunding Revenue Bonds
 Tulane University Project
 Series 2007A-1 (NPFGC)
 02-15-26                            5.000            1,000,000             1,062,680
Louisiana Public Facilities Authority
 Revenue Bonds
 Hurricane Recovery Program
 Series 2007 (AMBAC)
 06-01-20                            5.000            1,000,000             1,093,900
Louisiana State Citizens Property Insurance Corp.
 Revenue Bonds
 Series 2009C-4-RMKT
 06-01-24                            6.125            1,000,000             1,077,380
Louisiana State University & Agricultural & Mechanical College
 Revenue Bonds
 Auxiliary
 Series 2007 (AGM)
 07-01-27                            5.000            1,000,000             1,083,210
New Orleans Aviation Board
 Revenue Bonds
 Consolidated Rental Car
 Series 2009A
 01-01-40                            6.500            4,650,000             4,960,992
Port New Orleans Board of Commissioners
 Revenue Bonds
 Series 2002 (NPFGC/FGIC) A.M.T.
 04-01-32                            5.000            1,250,000             1,199,125
St. Tammany Parish Wide School District No. 12
 Unlimited General Obligation Bonds
 Series 2008
 03-01-23                            4.500            1,000,000             1,086,880
                                                                      ---------------
Total                                                                      26,516,947
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
MARYLAND (1.4%)
City of Baltimore
 Refunding Revenue Bonds
 Wastewater Projects
 Series 2002A (NPFGC/FGIC)
 07-01-42                            5.125%          $2,000,000            $2,028,460
Maryland Health & Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Johns Hopkins University
 Series 2001B
 07-01-41                            5.000            2,000,000             2,018,560
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Carroll County General Hospital
 Series 2002
 07-01-37                            6.000            2,250,000             2,296,575
Maryland State Department of Transportation
 Certificate of Participation
 Series 2000 A.M.T.
 10-15-25                            5.500            2,375,000             2,400,294
Morgan State University
 Revenue Bonds
 Series 2003A (NPFGC/FGIC)
 07-01-32                            5.000              450,000               459,707
                                                                      ---------------
Total                                                                       9,203,596
-------------------------------------------------------------------------------------

MASSACHUSETTS (6.6%)
City of Newton
 Limited General Obligation Bonds
 State Qualified School
 Series 2009A
 04-01-25                            4.125            2,295,000             2,496,478
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2009C
 07-01-38                            4.500            1,500,000             1,542,555
Martha's Vineyard Land Bank
 Revenue Bonds
 Series 2002 (AMBAC)
 05-01-32                            5.000            3,000,000             3,071,430
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Senior Series 2005A
 07-01-24                            5.000            1,000,000             1,217,030
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston College
 Series 2009Q-2
 07-01-29                            5.000            1,455,000             1,600,966
Massachusetts Development Finance Agency
 Revenue Bonds
 WGBH Educational Foundation
 Series 2002A (AMBAC)
 01-01-42                            5.750            4,000,000             4,662,119
Massachusetts Educational Financing Authority
 Revenue Bonds
 Issue I
 Series 2010B A.M.T.
 01-01-31                            5.700            9,000,000             9,326,430
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Berklee College of Music
 Series 2007A
 10-01-21                            5.000            1,500,000             1,654,335
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Tufts University
 Series 2009M
 02-15-28                            5.500            1,000,000             1,252,700
Massachusetts Health & Educational Facilities Authority
 Unrefunded Revenue Bonds
 South Shore
 Series 1999F
 07-01-29                            5.750            1,845,000             1,851,827
Massachusetts Housing Finance Agency
 Revenue Bonds
 Rental Mortgage
 Series 1999A (AMBAC) A.M.T.
 07-01-30                            5.500              190,000               190,177
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2008-139
 12-01-28                            5.125            1,000,000             1,053,350
Massachusetts School Building Authority
 Revenue Bonds
 Series 2005A (AGM)
 08-15-23                            5.000            6,000,000             6,752,340
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 General
 Series 2005A (NPFGC)
 08-01-24                            5.250            3,000,000             3,420,630
Town of Braintree
 Limited General Obligation Bonds
 Municipal Purpose Loan
 Series 2009
 05-15-27                            5.000            2,000,000             2,264,560
                                                                      ---------------
Total                                                                      42,356,927
-------------------------------------------------------------------------------------

MICHIGAN (2.5%)
Capital Region Airport Authority
 Refunding Revenue Bonds
 Series 2002B (NPFGC) A.M.T.
 07-01-21                            5.250            2,000,000             2,034,140
Charter Township of Canton
 Limited General Obligation Bonds
 Capital Improvement
 Series 2007 (AGM)
 04-01-21                            5.000              530,000               595,365
City of Detroit
 Revenue Bonds
 Senior Lien
 Series 2005A (NPFGC/FGIC)
 07-01-27                            5.000            1,290,000             1,315,581
Grand Traverse County Hospital Finance Authority
 Refunding Revenue Bonds
 Munson
 Series 1998A (AMBAC)
 07-01-28                            5.000              110,000               110,012
Kalamazoo Public Schools
 Unlimited General Obligation Refunding Bonds
 Building & Site
 Series 2006 (AGM)
 05-01-24                            5.000            1,285,000             1,388,083
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2004
 10-01-22                            5.000            3,850,000             4,311,076
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Sparrow Obligated Group
 Series 2005 (NPFGC)
 11-15-26                            5.000            1,500,000             1,529,040
State of Michigan
 Refunding Revenue Bonds
 Series 2005 (AGM)
 05-15-22                            5.250            2,000,000             2,428,300
State of Michigan
 Refunding Revenue Bonds
 Series 2006 (AGM)
 05-15-24                            5.000            2,000,000             2,172,000
                                                                      ---------------
Total                                                                      15,883,597
-------------------------------------------------------------------------------------

MINNESOTA (2.2%)
City of St. Louis Park
 Refunding Revenue Bonds
 Park Nicollet Health Services
 Series 2009
 07-01-39                            5.750           13,500,000            14,044,455
-------------------------------------------------------------------------------------

MISSISSIPPI (0.3%)
Mississippi Business Finance Corp.
 Revenue Bonds
 Series 2009A
 05-01-24                            4.700            1,250,000             1,284,088
 05-01-37                            5.000              815,000               828,048
                                                                      ---------------
Total                                                                       2,112,136
-------------------------------------------------------------------------------------

MISSOURI (2.4%)
City of St. Louis
 Refunding Revenue Bonds
 Lambert International Airport
 Series 2007A (AGM)
 07-01-23                            5.000            1,000,000             1,093,240


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
MISSOURI (CONT.)
City of St. Louis
 Revenue Bonds
 Lambert-St. Louis International
 Series 2009A-1
 07-01-34                            6.625%            $300,000              $326,424
County of Boone
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-28                            5.750              500,000               530,010
Hannibal Industrial Development Authority
 Refunding Revenue Bonds
 Series 2006
 03-01-22                            5.000            1,000,000             1,010,210
Kansas City Metropolitan Community Colleges Building Corp. Refunding Revenue Bonds
 Junior College Improvement and Leasehold
 Series 2006 (NPFGC/FGIC)
 07-01-17                            5.000            1,000,000             1,144,680
Metropolitan St. Louis Sewer District
 Revenue Bonds
 Series 2004A (NPFGC)
 05-01-24                            5.000            2,800,000             3,074,960
Missouri Development Finance Board
 Revenue Bonds
 Procter & Gamble Paper Products
 Series 1999 A.M.T.
 03-15-29                            5.200            2,000,000             2,176,880
Missouri State Environmental Improvement & Energy
Resources Authority
 Unrefunded Revenue Bonds
 Drinking Water
 Series 2002
 07-01-23                            5.000              265,000               284,851
Missouri State Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Lester E. Cox Medical Center
 Series 1993I (NPFGC)
 06-01-15                            5.250            2,500,000             2,772,600
St. Charles Community College
 Unlimited General Obligation Refunding Bonds
 Series 2009
 02-15-26                            4.000              500,000               536,965
St. Louis Industrial Development Authority
 Refunding Revenue Bonds
 Anheuser-Busch Co. Project
 Series 1991
 05-01-16                            6.650            1,250,000             1,492,938
University of Missouri
 Revenue Bonds
 System Facilities
 Series 2006A
 11-01-26                            5.000            1,000,000             1,085,800
                                                                      ---------------
Total                                                                      15,529,558
-------------------------------------------------------------------------------------

NEBRASKA (0.4%)
Douglas County Hospital Authority No. 2
 Revenue Bonds
 Health Facilities Immanuel Obligation Group
 Series 2010
 01-01-40                            5.625              875,000               905,861
Lancaster County Hospital Authority No. 1
 Revenue Bonds
 Immanuel Obligation Group
 Series 2010
 01-01-40                            5.625            1,625,000             1,682,314
                                                                      ---------------
Total                                                                       2,588,175
-------------------------------------------------------------------------------------

NEVADA (0.7%)
County of Clark
 Revenue Bonds
 Las Vegas-McCarran International Airport
 Series 2010A
 07-01-34                            5.125            4,250,000             4,432,580
-------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.9%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Elliot Hospital Obligation Group
 Series 2009A
 10-01-39                            6.125            2,750,000             2,856,920
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth-Hitchcock
 Series 2009
 08-01-38                            6.000            2,500,000             2,710,050
                                                                      ---------------
Total                                                                       5,566,970
-------------------------------------------------------------------------------------

NEW JERSEY (3.3%)
New Jersey Economic Development Authority
 Refunding Revenue Bonds
 Seeing Eye, Inc. Project
 Series 2005 (AMBAC)
 12-01-24                            5.000            1,000,000             1,018,680
New Jersey Economic Development Authority
 Revenue Bonds
 MSU Student Housing Project -- Provident
 Series 2010
 06-01-31                            5.750              950,000             1,010,021
New Jersey Economic Development Authority
 Revenue Bonds
 New Jersey-American Water Co., Inc.
 Series 1997B (NPFGC/FGIC) A.M.T.
 05-01-32                            5.375            8,000,000             7,999,840
New Jersey Educational Facilities Authority
 Refunding Revenue Bonds
 Stevens Institute of Technology
 Series 2007A
 07-01-22                            5.250            1,250,000             1,347,725
New Jersey Educational Facilities Authority
 Revenue Bonds
 Princeton University
 Series 2007E
 07-01-28                            5.000            1,250,000             1,393,650
New Jersey Educational Facilities Authority
 Revenue Bonds
 William Paterson University
 Series 2008C
 07-01-24                            5.000            1,000,000             1,114,680
New Jersey Environmental Infrastructure Trust
 Prerefunded Revenue Bonds
 Environmental
 Series 2007A
 09-01-22                            5.000               10,000                11,894
New Jersey Environmental Infrastructure Trust
 Unrefunded Revenue Bonds
 Environmental
 Series 2007A
 09-01-22                            5.000            1,220,000             1,375,159
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Meridian Health Systems Obligation Group
 Series 1999 (AGM)
 07-01-24                            5.375            2,255,000             2,257,458
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Virtua Health
 Series 2009
 07-01-33                            5.750              750,000               807,030
New Jersey Health Care Facilities Financing Authority
 Unrefunded Revenue Bonds
 Atlantic City Medical
 Series 2002
 07-01-25                            5.750            1,110,000             1,144,765
New Jersey Housing & Mortgage Finance Agency
 Revenue Bonds
 Series 2000A-1 (AGM) A.M.T.
 11-01-31                            6.350            1,500,000             1,501,874
New Jersey Housing & Mortgage Finance Agency
 Revenue Bonds
 Series 2000E-1 (AGM)
 05-01-25                            5.750              215,000               215,269
                                                                      ---------------
Total                                                                      21,198,045
-------------------------------------------------------------------------------------

NEW MEXICO (1.0%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare
 Series 2009
 08-01-39                            5.000            6,500,000             6,729,645
-------------------------------------------------------------------------------------

NEW YORK (4.1%)
Brooklyn Arena Local Development Corp. Revenue Bonds
 Barclays Center Project
 Series 2009
 07-15-30                            6.000            1,500,000             1,612,575
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2005C (NPFGC)
 06-15-27                            5.000            8,000,000             8,772,560


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York City Transitional Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2009S-4
 01-15-25                            5.125%          $2,000,000            $2,218,380
New York State Dormitory Authority
 Revenue Bonds
 North Shore Long Island Jewish
 Series 2009A
 05-01-37                            5.500            2,000,000             2,101,780
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.000            2,500,000             2,727,300
New York State Environmental Facilities Corp.
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water
 Series 2008A
 06-15-28                            5.000            1,000,000             1,117,710
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 144th
 Series 2006
 10-01-28                            5.000            1,000,000             1,092,460
Port Authority of New York & New Jersey
 Revenue Bonds
 JFK International Air Terminal #6 Special Project
 Series 1997 (NPFGC) A.M.T.
 12-01-22                            5.750            6,500,000             6,515,665
The Erie County Industrial Development Agency
 Revenue Bonds
 Buffalo City School District
 Series 2009A
 05-01-31                            5.000              500,000               539,410
                                                                      ---------------
Total                                                                      26,697,840
-------------------------------------------------------------------------------------

NORTH CAROLINA (0.5%)
City of High Point
 Revenue Bonds
 Series 2008 (AGM)
 11-01-28                            5.000              350,000               385,651
County of Cumberland
 Refunding Certificate of Participation
 Improvement Projects
 Series 2009B-1
 12-01-24                            5.000              500,000               568,540
County of Forsyth
 Certificate of Participation
 Series 2005
 02-01-26                            5.000              750,000               800,153
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.000              300,000               323,460
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Wake Forest University
 Series 2009
 01-01-39                            4.500              300,000               304,740
North Carolina Eastern Municipal Power Agency
 Revenue Bonds
 Series 2009A
 01-01-26                            5.500              300,000               333,573
North Carolina Housing Finance Agency
 Revenue Bonds
 Home Ownership
 Series 2000-8-A A.M.T.
 07-01-28                            6.400               95,000                97,255
State of North Carolina
 Revenue Bonds
 Annual Appropriation
 Series 2009A
 05-01-27                            5.000              305,000               345,678
                                                                      ---------------
Total                                                                       3,159,050
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
County of Ward
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                            5.125            1,000,000               987,190
 07-01-29                            5.125            1,840,000             1,782,739
                                                                      ---------------
Total                                                                       2,769,929
-------------------------------------------------------------------------------------

OHIO (10.5%)
Buckeye Tobacco Settlement Financing Authority
 Asset-Backed Senior Turbo Revenue Bonds
 Series 2007A-2
 06-01-47                            5.875            5,125,000             3,747,503
City of Avon
 Limited General Obligation Bonds
 Series 2009B
 12-01-38                            5.000            1,150,000             1,220,357
City of Cincinnati
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 12-01-23                            5.000              875,000               998,121
City of Cleveland
 Revenue Bonds
 Series 2007P
 01-01-24                            5.000            2,000,000             2,229,900
City of Cleveland
 Revenue Bonds
 Series 2008B-1 (NPFGC)
 11-15-28                            5.000              500,000               534,595
City of Columbus
 Revenue Bonds
 Systems
 Series 2008A
 06-01-27                            5.000            4,000,000             4,455,120
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
 12-15-21                            5.000            1,435,000(f)          1,626,200
City of Strongsville
 Limited General Obligation Bonds
 Various Purpose
 Series 2009
 12-01-33                            4.625              500,000               518,395
 12-01-34                            4.625            1,000,000             1,033,980
Columbus City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2009
 12-01-33                            4.750            1,000,000             1,050,700
County of Franklin
 Improvement Revenue Bonds
 The Children's Hospital Project
 Series 2005C (NPFGC/FGIC)
 05-01-25                            5.000            1,000,000             1,038,090
County of Hamilton
 Improvement Revenue Bonds
 Greater Cincinnati Metropolitan
 Series 2007A
 12-01-25                            5.000            3,425,000             3,824,013
County of Hamilton
 Improvement Revenue Bonds
 Metropolitan Sewer District
 Series 2006A (NPFGC)
 12-01-26                            5.000            1,000,000             1,095,900
County of Hamilton
 Refunding Revenue Bonds
 Subordinated Series 2006A (AGM/AMBAC)
 12-01-32                            5.000            1,000,000             1,063,130
County of Hamilton
 Refunding Revenue Bonds
 Subordinated Series 2006A (AMBAC)
 12-01-26                            5.000            1,000,000             1,068,230
County of Montgomery
 Limited General Obligation Refunding & Improvement Bonds
 Various Purpose
 Series 2005 (NPFGC)
 12-01-24                            5.000            2,600,000             2,803,528
Ohio Higher Educational Facility Commission
 Revenue Bonds
 Kenyon College Project
 Series 2010
 07-01-44                            5.000           10,000,000            10,438,699
Ohio Housing Finance Agency
 Revenue Bonds
 Mortgage-Backed Securities Program
 Series 2008F (GNMA/FNMA/FHLMC)
 09-01-28                            5.250              945,000             1,007,663


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
OHIO (CONT.)
Ohio State Turnpike Commission
 Refunding Revenue Bonds
 Series 1998A (NPFGC/FGIC)
 02-15-26                            5.500%          $3,000,000            $3,628,710
Ohio State Turnpike Commission
 Revenue Bonds
 Series 2001 (AMBAC)
 02-15-31                            5.250            1,500,000             1,520,070
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Drinking Water Fund
 Series 2005
 12-01-21                            5.250            3,890,000             4,834,492
 12-01-22                            5.250            2,625,000             3,279,334
Ohio State Water Development Authority
 Revenue Bonds
 Sewer Facilities
 Anheuser-Busch Project
 Series 1999 A.M.T.
 08-01-38                            6.000            1,000,000             1,000,790
State of Ohio
 Refunding Revenue Bonds
 Case Western Reserve
 Series 2008C
 12-01-29                            5.000            2,000,000             2,150,580
State of Ohio
 Revenue Bonds
 Denison University 2007 Project
 Series 2007
 11-01-23                            5.000            4,000,000             4,525,440
State of Ohio
 Revenue Bonds
 University of Dayton Project
 Series 2009
 12-01-24                            5.500            3,000,000             3,391,110
The Ohio State University
 Prerefunded Revenue Bonds
 Series 2002A
 12-01-31                            5.125            1,000,000             1,063,490
The Ohio State University
 Revenue Bonds
 Series 2005A
 06-01-25                            5.000            3,000,000             3,340,920
                                                                      ---------------
Total                                                                      68,489,060
-------------------------------------------------------------------------------------

OREGON (2.3%)
Benton County Hospital Facilities Authority
 Unrefunded Revenue Bonds
 Samaritan Health
 Series 1998
 10-01-28                            5.125              655,000               655,072
City of Salem
 Limited General Obligation Bonds
 Series 2009
 06-01-27                            4.375            1,000,000             1,054,940
Clackamas County School District No. 7J Lake Oswego
 Unlimited General Obligation Refunding Bonds
 Series 2005 (AGM)
 06-01-23                            5.250            1,000,000             1,228,290
Clackamas County Service District No. 1
 Revenue Bonds
 Series 2009A
 12-01-25                            4.250            1,690,000             1,812,846
Oregon Health & Science University
 Revenue Bonds
 Series 2009A
 07-01-39                            5.750            2,000,000             2,143,180
Oregon Health & Science University
 Unrefunded Revenue Bonds
 Series 1995A (NPFGC)
 07-01-28                            5.250              390,000               390,137
Oregon State Department of Administrative Services
 Certificate of Participation
 Series 2001B (AMBAC)
 05-01-26                            5.000            2,000,000             2,037,960
Oregon State Facilities Authority
 Revenue Bonds
 Linfield College Project
 Series 2005A
 10-01-25                            5.000              750,000               775,455
Oregon State Facilities Authority
 Revenue Bonds
 Willamette University Projects
 Series 2007A
 10-01-27                            5.000            1,500,000             1,551,000
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2005A
 07-01-20                            4.400              550,000               567,045
Polk, Marion & Benton Counties School District No. 13J Central
 Unlimited General Obligation Bonds
 Series 2009A
 06-15-29                            4.375            1,300,000             1,349,049
Umatilla County Hospital Facility Authority
 Prerefunded Revenue Bonds
 Catholic Health Initiatives
 Series 2002A
 03-01-32                            5.500            1,000,000             1,071,210
                                                                      ---------------
Total                                                                      14,636,184
-------------------------------------------------------------------------------------

PENNSYLVANIA (3.6%)
Allegheny County Higher Education Building Authority
 Revenue Bonds
 Duquesne University
 Series 2008
 03-01-28                            5.000              490,000               515,710
Allegheny County Hospital Development Authority
 Revenue Bonds
 University of Pittsburgh Medical Center
 Series 2009
 08-15-39                            5.625            1,000,000             1,049,410
Berks County Municipal Authority
 Revenue Bonds
 Reading Hospital Medical Center Project
 Series 1993 (NPFGC)
 10-01-14                            5.700              700,000               755,559
County of Bucks
 Unlimited General Obligation Bonds
 Series 2008
 05-01-23                            5.250              350,000               411,852
Cumberland County Municipal Authority
 Revenue Bonds
 Aicup Financing Program-Dickinson College
 Series 2009
 11-01-39                            5.000            1,200,000             1,217,460
Delaware County Industrial Development Authority
 Revenue Bonds
 Philadelphia Suburban Water Facilities
 Series 2001 (AMBAC) A.M.T.
 10-01-31                            5.350            3,000,000             3,050,040
Delaware Valley Regional Financial Authority
 Revenue Bonds
 Series 1997C (AMBAC)
 07-01-27                            7.750            1,000,000             1,372,200
Northampton County General Purpose Authority
 Revenue Bonds
 County Agreement
 Series 2001 (AGM)
 10-01-30                            5.250            1,000,000             1,064,450
Pennsylvania Economic Development Financing Authority
 Revenue Bonds
 Proctor & Gamble Paper Project
 Series 2001 A.M.T.
 03-01-31                            5.375            1,000,000             1,093,490
Pennsylvania Higher Educational Facilities Authority
 Revenue Bonds
 Edinboro University Foundation
 Series 2010
 07-01-43                            6.000              725,000               753,116
Pennsylvania Higher Educational Facilities Authority
 Revenue Bonds
 Thomas Jefferson University
 Series 2010
 03-01-40                            5.000            3,500,000             3,687,985
Pennsylvania Higher Educational Facilities Authority
 Unrefunded Revenue Bonds
 Drexel University
 Series 1997 (NPFGC)
 05-01-22                            5.750            1,050,000             1,053,759
Pennsylvania State University
 Revenue Bonds
 Series 2005
 09-01-24                            5.000            1,250,000             1,409,500
Philadelphia Municipal Authority
 Revenue Bonds
 Lease
 Series 2009
 04-01-34                            6.500              200,000               221,742


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
PENNSYLVANIA (CONT.)
Philadelphia Redevelopment Authority
 Subordinated Revenue Bonds
 Series 1986B Escrowed to Maturity (GNMA)
 06-01-17                            9.000%            $450,000              $644,630
Washington County Industrial Development Authority
 Revenue Bonds
 Washington Jefferson College
 Series 2010
 11-01-36                            5.000            4,850,000             5,033,135
                                                                      ---------------
Total                                                                      23,334,038
-------------------------------------------------------------------------------------

PUERTO RICO (2.2%)(e)
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU (AGM)
 07-01-23                            5.000            1,000,000             1,081,960
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2003NN (NPFGC)
 07-01-21                            5.250            3,500,000             3,949,294
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2008WW
 07-01-23                            5.375            2,500,000             2,737,500
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.250            3,000,000             3,130,050
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2003AA (NPFGC)
 07-01-20                            5.500              500,000               551,540
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Financing Authority
 Revenue Bonds
 Intermediate American University
 Series 1998A (NPFGC)
 10-01-22                            5.000            2,500,000             2,500,775
                                                                      ---------------
Total                                                                      13,951,119
-------------------------------------------------------------------------------------

SOUTH CAROLINA (6.0%)
City of Rock Hill
 Improvement Refunding Revenue Bonds
 Series 2003A (AGM)
 01-01-30                            5.000            4,000,000             4,135,200
Coastal Carolina University
 Unrefunded Revenue Bonds
 Series 1999 (AMBAC)
 06-01-26                            5.300            1,810,000             1,821,023
County of Berkeley
 Unlimited General Obligation Refunding & Improvement Bonds
 Series 2003 (AGM)
 09-01-28                            5.000            4,000,000             4,291,480
County of Berkeley
 Unrefunded Revenue Bonds
 Systems
 Series 2003 (NPFGC)
 06-01-23                            5.250              245,000               265,337
County of Georgetown
 Refunding Revenue Bonds
 International Paper Co. Project
 Series 2000A
 03-15-14                            5.950            1,000,000             1,112,550
Grand Strand Water & Sewer Authority
 Revenue Bonds
 Series 2001 (AGM)
 06-01-31                            5.000            4,000,000             4,075,440
Lexington County Health Services District, Inc.
Improvement Refunding Revenue Bonds
 Series 1997 (AGM)
 11-01-26                            5.125            2,000,000             2,001,920
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Electric
 Series 1991 (NPFGC/FGIC)
 01-01-21                            6.250            1,250,000             1,553,688
South Carolina Jobs-Economic Development Authority
 Improvement Refunding Revenue Bonds
 Palmetto Health
 Series 2009
 08-01-39                            5.750            2,350,000             2,411,970
South Carolina Jobs-Economic Development Authority
 Unrefunded Revenue Bonds
 Bon Secours
 Series 2002B
 11-15-30                            5.625            3,165,000             3,216,336
South Carolina State Housing Finance & Development Authority
 Revenue Bonds
 Series 1999A-2 (AGM) A.M.T.
 07-01-29                            5.400              535,000               535,262
South Carolina State Ports Authority
 Revenue Bonds
 Series 1998 (AGM) A.M.T.
 07-01-26                            5.300           10,000,000            10,012,400
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2006A (NPFGC)
 01-01-27                            5.000            2,600,000             2,827,135
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2008A
 01-01-28                            5.375              250,000               287,003
                                                                      ---------------
Total                                                                      38,546,744
-------------------------------------------------------------------------------------

TEXAS (3.0%)
Bexar County Health Facilities Development Corp.
 Revenue Bonds
 Army Retirement Residence Project
 Series 2010
 07-01-45                            6.200            1,100,000             1,139,765
Capital Area Cultural Education Facilities Finance Corp.
 Revenue Bonds
 Roman Catholic Diocese
 Series 2005B-RMKT
 04-01-45                            6.125              550,000               566,561
City of Dallas
 Limited General Obligation Bonds
 Series 2005
 02-15-25                            5.000              820,000               871,430
City of Houston
 Revenue Bonds
 Subordinated Lien
 Series 2000A (AGM) A.M.T.
 07-01-30                            5.625            3,000,000             3,001,890
City of San Antonio
 Prerefunded Revenue Bonds
 Series 1997 Escrowed to Maturity
 02-01-20                            5.500            1,055,000             1,340,304
Dallas-Fort Worth International Airport Facilities
 Improvement Corp.
 Revenue Bonds
 Series 2000A (NPFGC/FGIC) A.M.T.
 11-01-30                            5.750            5,000,000             5,006,700
Harris County Health Facilities Development Corp.
 Revenue Bonds
 St. Luke's Episcopal Hospital Project
 Series 1991 Escrowed to Maturity
 02-15-21                            6.750            2,000,000             2,348,560
University of Texas
 Refunding Revenue Bonds
 Series 2007B
 07-01-23                            5.250            1,000,000             1,237,520
Uptown Development Authority
 Tax Allocation Bonds
 Infrastructure Improvement Facilities
 Series 2009
 09-01-29                            5.500              500,000               522,180
West Harris County Regional Water Authority
 Revenue Bonds
 Series 2009
 12-15-35                            5.000            3,000,000             3,107,280
                                                                      ---------------
Total                                                                      19,142,190
-------------------------------------------------------------------------------------

UTAH (0.3%)
Utah Transit Authority
 Revenue Bonds
 Series 2008A
 06-15-25                            5.000            2,000,000             2,268,960
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
VIRGINIA (0.3%)
Virginia Resources Authority
 Revenue Bonds
 State Revolving Fund
 Series 2009
 10-01-26                            5.000%          $1,500,000            $1,740,285
-------------------------------------------------------------------------------------

WASHINGTON (1.0%)
Chelan County Public Utility District No. 1
 Revenue Bonds
 Chelan Hydro
 Series 2001B (NPFGC) A.M.T.
 01-01-36                            5.600            2,500,000             2,523,400
Washington Health Care Facilities Authority
 Revenue Bonds
 Overlake Hospital Medical Center
 Series 2010
 07-01-30                            5.500            3,000,000             3,098,040
Washington Higher Education Facilities Authority
 Refunding Revenue Bonds
 Whitworth University Project
 Series 2009
 10-01-40                            5.625            1,050,000             1,077,962
                                                                      ---------------
Total                                                                       6,699,402
-------------------------------------------------------------------------------------

WEST VIRGINIA (0.1%)
West Virginia Economic Development Authority
 Refunding Revenue Bonds
 Appalachian Power Amos
 Series 2010A
 12-01-38                            5.375              800,000               817,232
-------------------------------------------------------------------------------------

WISCONSIN (4.3%)
City of La Crosse
 Refunding Revenue Bonds
 Northern States Power Co. Project
 Series 1996 A.M.T.
 11-01-21                            6.000            6,000,000             6,834,840
Monroe Redevelopment Authority
 Revenue Bonds
 Monroe Clinic, Inc.
 Series 2009
 02-15-39                            5.875            5,000,000             5,198,900
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Aurora Health Care, Inc.
 Series 2010A
 04-15-39                            5.625            1,375,000             1,441,674
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Meriter Hospital, Inc.
 Series 2009
 12-01-38                            6.000            5,225,000             5,542,732
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 ProHealth Care, Inc. Obligation Group
 Series 2009
 02-15-32                            6.625            1,000,000             1,052,350
 02-15-39                            6.625            6,725,000             7,430,924
                                                                      ---------------
Total                                                                      27,501,420
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $587,811,794)                                                     $627,027,859
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.6%)
ISSUE                              EFFECTIVE       AMOUNT PAYABLE
DESCRIPTION(b,c,d)                   YIELD          AT MATURITY              VALUE(a)
FLORIDA (0.1%)
Polk County School Board
 Certificate of Participation
 Master Lease Program
 V.R.D.N. Series 2009A (Wells Fargo Bank)
 01-01-28                            0.280%            $400,000              $400,000
-------------------------------------------------------------------------------------

IOWA (0.3%)
Iowa Finance Authority
 Revenue Bonds
 Iowa Health System
 V.R.D.N. Series 2009A (JPMorgan Chase Bank)
 02-15-35                            0.300            2,000,000             2,000,000
Iowa Finance Authority
 Revenue Bonds
 Iowa Health System
 V.R.D.N. Series 2009D (Bank of America)
 02-15-35                            0.310              200,000               200,000
                                                                      ---------------
Total                                                                       2,200,000
-------------------------------------------------------------------------------------

SOUTH CAROLINA (0.2%)
South Carolina Educational Facilities Authority
 Revenue Bonds
 Furman University
 V.R.D.N. Series 2006B (Wells Fargo Bank)
 10-01-39                            0.280            1,500,000             1,500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $4,100,000)                                                         $4,100,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund, 0.030%           209,642(h)             $209,642
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $209,642)                                                             $209,642
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $592,121,436)(i)                                                  $631,337,501
=====================================================================================





INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2010



                                                        NUMBER OF                                   UNREALIZED
                                                        CONTRACTS       NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                  LONG (SHORT)    MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                (122)       $(14,745,797)   Jan. 2011        $(130,762)
U.S. Treasury Note, 10-year                               (159)        (20,041,454)   Dec. 2010         (286,950)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(417,712)
----------------------------------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGCP   --   Assured Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 12.18% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(e) The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.16% of net assets at Sept. 30, 2010.

(f) At Sept. 30, 2010, investments in securities included securities valued at $471,884 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h)  The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(i) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $594,123,699 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $37,666,870
     Unrealized depreciation                                                       (453,068)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $37,213,802
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
36  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                 FAIR VALUE AT SEPT. 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--       $627,027,859         $--        $627,027,859
---------------------------------------------------------------------------------------------------------------
Total Bonds                                               --        627,027,859          --         627,027,859
---------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --          4,100,000          --           4,100,000
  Unaffiliated Money Market Fund(c)                  209,642                 --          --             209,642
---------------------------------------------------------------------------------------------------------------
Total Other                                          209,642          4,100,000          --           4,309,642
---------------------------------------------------------------------------------------------------------------
Investments in Securities                            209,642        631,127,859          --         631,337,501
Derivatives(d)
  Liabilities
    Futures Contracts                               (417,712)                --          --            (417,712)
---------------------------------------------------------------------------------------------------------------
Total                                              $(208,070)      $631,127,859         $--        $630,919,789
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
(d)  Derivative instruments are valued at unrealized appreciation
     (depreciation).



--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
38  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman California Municipal High-Yield Fund
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (96.6%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (1.8%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                            5.500%            $500,000(e)           $613,225
-------------------------------------------------------------------------------------

AIRPORT (1.4%)
County of Sacramento
 Revenue Bonds
 Senior Series 2009B
 07-01-39                            5.750              450,000               495,248
-------------------------------------------------------------------------------------

CITY (6.5%)
City of Berkeley
 Unlimited General Obligation Bonds
 Neighborhood Branch Measure
 Series 2009FF
 09-01-35                            5.000            1,000,000             1,053,390
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.000            1,100,000             1,177,759
                                                                      ---------------
Total                                                                       2,231,149
-------------------------------------------------------------------------------------

COLLEGE (8.5%)
California Educational Facilities Authority
 Revenue Bonds
 California Lutheran University
 Series 2008
 10-01-21                            5.250              665,000               712,508
California Educational Facilities Authority
 Revenue Bonds
 Loyola Marymount University
 Series 2010A
 10-01-40                            5.125              175,000               182,103
California Educational Facilities Authority
 Revenue Bonds
 Scripps College
 Series 2001
 08-01-31                            5.000            1,500,000             1,508,325
University of California
 Revenue Bonds
 General
 Series 2009Q
 05-15-34                            5.000              500,000               537,510
                                                                      ---------------
Total                                                                       2,940,446
-------------------------------------------------------------------------------------

ELECTRIC (2.1%)
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.125              500,000               532,225
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.250              175,000(e)            182,586
                                                                      ---------------
Total                                                                         714,811
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (21.7%)
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.750            1,000,000             1,048,259
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.000              750,000               759,075
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health Services
 Series 2009B
 10-01-39                            5.500              750,000               805,020
California Health Facilities Financing Authority
 Revenue Bonds
 St. Joseph Health System
 Series 2009A
 07-01-29                            5.500              700,000               749,609
California Municipal Finance Authority
 Revenue Bonds
 Community Hospital Center
 Series 2009
 02-01-39                            5.500              750,000               750,885
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2006A
 08-15-32                            5.000              550,000               550,523
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-42                            5.625              500,000               505,940
City of Torrance
 Revenue Bonds
 Torrance Memorial Medical Center
 Series 2010A
 09-01-30                            5.000              450,000               458,087
Palomar Pomerado Health
 Certificate of Participation
 Series 2009
 11-01-39                            6.750              350,000               387,531
Washington Township Health Care District
 Revenue Bonds
 Series 1999
 07-01-29                            5.250            1,500,000             1,502,399
                                                                      ---------------
Total                                                                       7,517,328
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (6.4%)
California Housing Finance Agency
 Revenue Bonds
 Multifamily Housing III
 Series 1999A A.M.T.
 02-01-36                            5.375            2,280,000             2,204,828
-------------------------------------------------------------------------------------

LEASE (3.0%)
Los Angeles Municipal Improvement Corp.
 Revenue Bonds
 Cap Equipment
 Series 2008A
 09-01-24                            5.000            1,000,000             1,047,210
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (0.9%)
Golden State Tobacco Securitization Corp.
 Asset-Backed Revenue Bonds
 Senior Series 2007A-1
 06-01-47                            5.125              450,000               306,126
-------------------------------------------------------------------------------------

SCHOOL (6.9%)
Lakeside Union Elementary School District
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.000            1,590,000             1,652,042
Yosemite Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2010D
 08-01-31                            6.461            2,500,000(d)            720,625
                                                                      ---------------
Total                                                                       2,372,667
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (10.6%)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Old Town Kern-Pioneer
 Series 2009A
 08-01-29                            7.500              330,000               337,422


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal High-Yield Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
SPECIAL DISTRICT -- TAX ALLOCATION (CONT.)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Southeast Bakersfield
 Series 2009B
 08-01-29                            7.250%            $195,000              $202,699
Folsom Redevelopment Agency
 Tax Allocation Bonds
 Central Folsom Redevelopment Project
 Series 2009
 08-01-29                            5.125              200,000               201,754
 08-01-36                            5.500              200,000               200,122
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project No. 1
 Series 2009A
 07-01-27                            6.000            1,000,000             1,083,369
Riverside County Redevelopment Agency
 Tax Allocation Bonds
 Housing
 Series 2010A
 10-01-39                            6.000              300,000               310,956
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-29                            6.375              500,000               546,710
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Redevelopment Projects
 Series 2009B
 08-01-28                            6.125              700,000               773,528
                                                                      ---------------
Total                                                                       3,656,560
-------------------------------------------------------------------------------------

STATE (14.6%)
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.000              500,000               505,460
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-32                            5.000            1,000,000             1,013,210
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 12-01-32                            5.000              500,000               508,400
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-25                            5.625              500,000               560,295
 04-01-31                            5.750              750,000               827,325
 04-01-38                            6.000              500,000               555,865
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-40                            5.500            1,000,000             1,056,380
                                                                      ---------------
Total                                                                       5,026,935
-------------------------------------------------------------------------------------

TOLL ROAD (5.0%)
Foothill-Eastern Transportation Corridor Agency
 Refunding Revenue Bonds
 Series 1999
 01-15-40                            5.750            1,500,000             1,464,570
San Joaquin Hills Transportation Corridor Agency
 Revenue Bonds
 Senior Lien
 Series 1993
 01-01-33                            5.000              300,000               251,247
                                                                      ---------------
Total                                                                       1,715,817
-------------------------------------------------------------------------------------

WATER & SEWER (7.2%)
Los Angeles Department of Water & Power
 Revenue Bonds
 Power System
 Series 2009A
 07-01-24                            5.000            1,000,000             1,142,460
Orange County Water District
 Refunding Certificate of Participation
 Series 2009
 08-15-39                            5.000              750,000               800,805
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Senior Series 2009A
 05-15-34                            5.250              500,000               544,430
                                                                      ---------------
Total                                                                       2,487,695
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $31,586,252)                                                       $33,330,045
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money
 Market Fund, 0.030%                                  516,388(f)             $516,388
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $516,388)                                                             $516,388
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $32,102,640)(g)                                                    $33,846,433
=====================================================================================





INVESTMENTS IN DERIVATIVES

At Sept. 30, 2010, $19,600 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2010


                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                   (7)         $(846,070)   Jan. 2011          $(7,495)
U.S. Treasury Note, 10-year                                 (10)        (1,260,469)   Dec. 2010          (18,062)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(25,557)
----------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
40  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 6.39% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.31% of net assets at Sept. 30, 2010.

(f)  The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $32,205,143 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,779,552
     Unrealized depreciation                                                       (138,262)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $1,641,290
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal High-Yield Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                 FAIR VALUE AT SEPT. 30, 2010
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                  IDENTICAL ASSETS     INPUTS(B)        INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $33,330,045         $--        $33,330,045
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         33,330,045          --         33,330,045
--------------------------------------------------------------------------------------------------------------
Other
  Unaffiliated Money Market Fund(c)                  516,388                 --          --            516,388
--------------------------------------------------------------------------------------------------------------
Total Other                                          516,388                 --          --            516,388
--------------------------------------------------------------------------------------------------------------
Investments in Securities                            516,388         33,330,045          --         33,846,433
Derivatives(d)
  Liabilities
    Futures Contracts                                (25,557)                --          --            (25,557)
--------------------------------------------------------------------------------------------------------------
Total                                               $490,831        $33,330,045         $--        $33,820,876
--------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)  Derivative instruments are valued at unrealized appreciation
     (depreciation).



--------------------------------------------------------------------------------
42  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman California Municipal Quality Fund
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.2%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(b,c)               RATE              AMOUNT                VALUE(a)
AIRPORT (5.7%)
County of Sacramento
 Revenue Bonds
 Senior Series 2008A (AGM)
 07-01-25                            5.000%          $1,500,000            $1,635,585
County of Sacramento
 Revenue Bonds
 Senior Series 2009B
 07-01-39                            5.750              550,000               605,303
                                                                      ---------------
Total                                                                       2,240,888
-------------------------------------------------------------------------------------

CITY (5.9%)
City of Berkeley
 Unlimited General Obligation Bonds
 Neighborhood Branch Measure
 Series 2009FF
 09-01-35                            5.000              975,000             1,027,055
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.000            1,200,000             1,284,828
                                                                      ---------------
Total                                                                       2,311,883
-------------------------------------------------------------------------------------

COLLEGE (13.9%)
California Educational Facilities Authority
 Revenue Bonds
 Loyola Marymount University
 Series 2010A
 10-01-40                            5.125              225,000               234,133
California Educational Facilities Authority
 Revenue Bonds
 Scripps College
 Series 2007 (NPFGC)
 11-01-25                            5.000            1,315,000             1,409,654
California State University
 Revenue Bonds
 Systemwide
 Series 2007A (AGM)
 11-01-27                            5.000            1,250,000             1,349,475
California Statewide Communities Development Authority
 Revenue Bonds
 Polytechnic School
 Series 2009
 12-01-34                            5.000              735,000               756,190
University of California
 Revenue Bonds
 Series 2008L
 05-15-26                            5.000            1,500,000             1,680,404
                                                                      ---------------
Total                                                                       5,429,856
-------------------------------------------------------------------------------------

ELECTRIC (11.6%)
Anaheim Public Financing Authority
 Revenue Bonds
 Anaheim Electric Systems Distribution
 Series 2009
 10-01-25                            5.000            1,500,000             1,659,585
City of Redding
 Certificate of Participation
 Series 2008A (AGM)
 06-01-27                            5.000              865,000               919,253
City of Riverside
 Revenue Bonds
 Series 2008D (AGM)
 10-01-28                            5.000            1,325,000             1,417,790
Southern California Public Power Authority
 Revenue Bonds
 Milford Wind Corridor Project
 Series 2010-1
 07-01-30                            5.000              500,000               546,820
                                                                      ---------------
Total                                                                       4,543,448
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (18.9%)
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.750            1,000,000             1,048,260
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.000              900,000               910,890
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health Services
 Series 2009B
 10-01-39                            5.500              800,000               858,688
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2010A
 11-15-36                            5.000              750,000               766,500
California Health Facilities Financing Authority
 Revenue Bonds
 St. Joseph Health System
 Series 2009A
 07-01-29                            5.500              800,000               856,696
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2009
 07-01-39                            5.125              500,000               505,055
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2002A
 11-01-32                            5.500            2,000,000             2,032,939
City of Torrance
 Revenue Bonds
 Torrance Memorial Medical Center
 Series 2010A
 09-01-30                            5.000              450,000               458,087
                                                                      ---------------
Total                                                                       7,437,115
-------------------------------------------------------------------------------------

LEASE (10.6%)
Eastern Municipal Water District
 Certificate of Participation
 Series 1991 (NPFGC/FGIC)
 07-01-12                            6.750            1,330,000             1,408,723
Modesto Irrigation District
 Certificate of Participation
 Capital Improvements
 Series 2009A
 10-01-29                            5.750            1,500,000             1,683,030
San Mateo County Board of Education
 Refunding Certificate of Participation
 Series 2009
 06-01-35                            5.250            1,000,000             1,035,130
                                                                      ---------------
Total                                                                       4,126,883
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (1.1%)
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Series 2008
 02-01-33                            5.250              400,000               414,724
-------------------------------------------------------------------------------------

SCHOOL (3.9%)
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009D
 01-01-34                            5.000              750,000               785,123
Yosemite Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2010D
 08-01-31                            6.461            2,500,000(d)            720,625
                                                                      ---------------
Total                                                                       1,505,748
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (5.2%)
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project No. 1
 Series 2009A
 07-01-27                            6.000            1,000,000             1,083,370


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal Quality Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(b,c)               RATE              AMOUNT                VALUE(a)
SPECIAL DISTRICT -- TAX ALLOCATION (CONT.)
Riverside County Redevelopment Agency
 Tax Allocation Bonds
 Housing
 Series 2010A
 10-01-39                            6.000%            $350,000              $362,782
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay North Redevelopment
 Series 2009C
 08-01-29                            6.000              535,000               577,554
                                                                      ---------------
Total                                                                       2,023,706
-------------------------------------------------------------------------------------

STATE (7.1%)
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 12-01-32                            5.000              500,000               508,400
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 10-01-29                            5.000              500,000               519,090
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-40                            5.500              500,000               528,190
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2009A
 07-01-21                            5.250              500,000               589,810
State of California
 Unlimited General Obligation Refunding Bonds
 Various Purpose
 Series 2008
 04-01-38                            5.000              610,000               614,551
                                                                      ---------------
Total                                                                       2,760,041
-------------------------------------------------------------------------------------

WATER & SEWER (13.3%)
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2001A
 07-01-41                            5.125            1,000,000             1,006,220
Orange County Water District
 Refunding Certificate of Participation
 Series 2009
 08-15-39                            5.000            1,000,000             1,067,740
Sacramento County Sanitation Districts Financing Authority
 Refunding Revenue Bonds
 Series 2001 (AMBAC)
 12-01-27                            5.000            2,000,000             2,037,079
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Senior Series 2009A
 05-15-34                            5.250            1,000,000             1,088,860
                                                                      ---------------
Total                                                                       5,199,899
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $35,728,095)                                                       $37,994,191
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE DESCRIPTION(b,c,f)             YIELD            MATURITY               VALUE(a)
Irvine Ranch Water District
 Unlimited General Obligation Bonds
 Various Improvement
 V.R.D.N. Series 2009B A.M.T.
 (Bank of America)
 10-01-41                            0.250%            $250,000              $250,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $250,000)                                                             $250,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money
 Market Fund, 0.030%                                  350,531(e)             $350,531
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $350,531)                                                             $350,531
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $36,328,626)(g)                                                    $38,594,722
=====================================================================================





INVESTMENTS IN DERIVATIVES


At Sept. 30, 2010, $20,400 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2010



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                   (8)         $(966,937)   Jan. 2011          $(8,770)
U.S. Treasury Note, 10-year                                 (10)        (1,260,469)   Dec. 2010          (18,062)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(26,832)
----------------------------------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal Quality Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 0.64% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e)  The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f) The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(g) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $36,437,736 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,161,762
     Unrealized depreciation                                                         (4,776)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,156,986
     --------------------------------------------------------------------------------------







--------------------------------------------------------------------------------
46  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal Quality Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                 FAIR VALUE AT SEPT. 30, 2010
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                  IDENTICAL ASSETS     INPUTS(B)        INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $37,994,191         $--        $37,994,191
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         37,994,191          --         37,994,191
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --            250,000          --            250,000
  Unaffiliated Money Market Fund(c)                  350,531                 --          --            350,531
--------------------------------------------------------------------------------------------------------------
Total Other                                          350,531            250,000          --            600,531
--------------------------------------------------------------------------------------------------------------
Investments in Securities                            350,531         38,244,191          --         38,594,722
Derivatives(d)
  Liabilities
    Futures Contracts                                (26,832)                --          --            (26,832)
--------------------------------------------------------------------------------------------------------------
Total                                               $323,699        $38,244,191         $--        $38,567,890
--------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)  Derivative instruments are valued at unrealized appreciation
     (depreciation).



--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal Quality Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
48  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman Minnesota Municipal Fund
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.2%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (5.5%)
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 1977A Escrowed to Maturity
 01-01-16                            6.375%          $3,280,000            $3,749,270
-------------------------------------------------------------------------------------

AIRPORT (3.3%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Refunding Revenue Bonds
 Senior Series 2009B A.M.T.
 01-01-22                            5.000              480,000               514,474
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Senior Series 2010A
 01-01-35                            5.000            1,625,000             1,740,456
                                                                      ---------------
Total                                                                       2,254,930
-------------------------------------------------------------------------------------

CITY (0.8%)
City of Moorhead
 Unlimited General Obligation Bonds
 Flood Mitigation
 Series 2009B
 02-01-29                            4.500              500,000               524,055
-------------------------------------------------------------------------------------

COLLEGE (16.5%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 Sixth Series 2007R
 05-01-23                            5.500              275,000               284,336
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Carleton College
 Series 2010D
 03-01-40                            5.000              415,000               446,864
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 College of St. Catherine
 Series 2002-5-N1
 10-01-32                            5.375            1,000,000             1,004,420
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Gustavas Adolfus College
 Series 2010-7B
 10-01-35                            4.750              210,000               214,631
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Hamline University
 7th Series 2010E
 10-01-29                            5.000              100,000               103,097
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.000            3,500,000             3,777,864
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 6th Series 2007O
 10-01-22                            5.000            3,040,000             3,325,061
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2009X
 04-01-39                            5.250            1,100,000             1,160,643
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 7th Series 2009A
 10-01-39                            5.000            1,000,000             1,053,320
                                                                      ---------------
Total                                                                      11,370,236
-------------------------------------------------------------------------------------

COUNTY (5.8%)
County of Anoka
 Unlimited General Obligation Bonds
 Capital Improvements
 Series 2008A
 02-01-23                            5.000            1,000,000             1,138,330
Dakota County Community Development Agency
 Prerefunded Unlimited General Obligation Bonds
 Senior Housing Facility
 Series 2001
 01-01-19                            5.250            2,000,000(g)          2,120,040
Dakota County Community Development Agency
 Unlimited General Obligation Bonds
 Series 2010A
 01-01-26                            4.000              680,000               723,806
                                                                      ---------------
Total                                                                       3,982,176
-------------------------------------------------------------------------------------

ELECTRIC (8.4%)
Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.000              500,000               523,390
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.000            1,000,000             1,081,980
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21                            5.000            1,000,000             1,117,010
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.250              300,000(e)            313,005
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (NPFGC)
 01-01-26                            5.007            5,000,000(f)          2,732,850
                                                                      ---------------
Total                                                                       5,768,235
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (19.3%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.000              500,000               516,365
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corp.
 Series 2007
 05-01-37                            5.250              750,000               757,028
City of Rochester
 Revenue Bonds
 Olmsted Medical Center
 Series 2010
 07-01-30                            5.875              275,000               282,887
City of Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.100            2,000,000             2,004,619
City of St. Cloud
 Revenue Bonds
 Centracare Health System
 Series 2010A
 05-01-30                            5.125            1,000,000             1,052,170
City of St. Louis Park
 Refunding Revenue Bonds
 Park Nicollet Health Services
 Series 2009
 07-01-39                            5.750            1,500,000             1,560,494
Minneapolis & St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Children's Health Care Facilities
 Series 2010A
 08-15-35                            5.250            1,000,000             1,037,390


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Minnesota Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Evangelical
 Series 1997 (AMBAC)
 12-01-22                            5.150%          $1,175,000            $1,175,787
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2009A-1
 11-15-29                            5.250            1,250,000             1,306,138
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Gillette Children's Specialty
 Series 2009
 02-01-27                            5.000            1,300,000             1,330,160
 02-01-29                            5.000              525,000               534,639
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-36                            5.250            1,500,000             1,456,710
Staples United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.000              250,000               257,465
                                                                      ---------------
Total                                                                      13,271,852
-------------------------------------------------------------------------------------

HEALTH CARE -- OTHER (1.0%)
City of Minneapolis
 Revenue Bonds
 National Marrow Donor Program
 Series 2010
 08-01-25                            4.875              650,000               661,609
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (0.4%)
Austin Housing & Redevelopment Authority
 Refunding Revenue Bonds
 Chauncey & Courtyard Apartments
 Series 2010
 01-01-31                            5.000              250,000               263,098
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (3.0%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2008A
 07-01-23                            4.650              955,000             1,003,514
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2009
 01-01-40                            5.100              990,000             1,019,512
                                                                      ---------------
Total                                                                       2,023,026
-------------------------------------------------------------------------------------

LEASE (2.3%)
Minnetrista Economic Development Authority
 Revenue Bonds
 Series 2009A
 02-01-28                            4.500              285,000               296,942
 02-01-29                            4.625              200,000               208,860
 02-01-31                            4.750              400,000               416,852
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Parking Facility -- RiverCenter Parking Ramp
 Series 2009
 05-01-24                            4.500              580,000               633,017
                                                                      ---------------
Total                                                                       1,555,671
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (6.7%)
City of Minneapolis
 Revenue Bonds
 Blake School Project
 Series 2010
 09-01-21                            4.000              215,000               231,736
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 Parking Facilities Project
 Series 2010A
 08-01-35                            5.000              300,000               309,390
State of Minnesota
 Revenue Bonds
 Series 2000
 06-01-30                            6.000            4,000,000             4,016,520
                                                                      ---------------
Total                                                                       4,557,646
-------------------------------------------------------------------------------------

SALES OR USE TAX (2.0%)
Puerto Rico Sales Tax Financing Corp.
 Revenue Bonds
 1st Subordinated
 Series 2010C
 08-01-41                            5.250            1,325,000(e)          1,390,296
-------------------------------------------------------------------------------------

SCHOOL (5.5%)
Hopkins Independent School District No. 270
 Unlimited General Obligation Bonds
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-27                            4.000            1,500,000             1,569,240
Rocori Area Schools Independent School District No. 750
 Unlimited General Obligation Bonds
 School Building
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-34                            4.750            2,100,000             2,227,428
                                                                      ---------------
Total                                                                       3,796,668
-------------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (6.4%)
Metropolitan Council
 Unlimited General Obligation Refunding Bonds
 Waste Water
 Series 2005B
 05-01-25                            5.000            4,000,000             4,368,960
-------------------------------------------------------------------------------------

WATER & SEWER (11.3%)
City of Rochester
 Unlimited General Obligation Bonds
 Waste Water
 Series 2004A
 02-01-25                            5.000            3,305,000             3,599,839
City of St. Paul
 Revenue Bonds
 Series 2009C
 12-01-28                            4.000            1,270,000             1,317,079
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005A
 03-01-19                            5.000            2,480,000             2,798,878
                                                                      ---------------
Total                                                                       7,715,796
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $63,009,357)                                                       $67,253,524
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.2%)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(b,c,d)                   YIELD            MATURITY               VALUE(a)
Minneapolis & St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 V.R.D.N. Series 2009B-1 (JP Morgan Chase Bank)
 11-15-35                            0.300%            $125,000              $125,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $125,000)                                                             $125,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money
 Market Fund, 0.030%                                   11,649(h)              $11,649
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,649)                                                               $11,649
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $63,146,006)(i)                                                    $67,390,173
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
50  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2010



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                  (14)       $(1,692,141)   Jan. 2011         $(14,990)
U.S. Treasury Note, 10-year                                 (17)        (2,142,797)   Dec. 2010          (30,588)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(45,578)
----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGCP   --   Assured Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 0.75% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(e) The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.49% of net assets at Sept. 30, 2010.

(f) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) At Sept. 30, 2010, investments in securities included securities valued at $49,296 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)  The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(i) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $63,263,525 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $4,126,648
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $4,126,648
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Minnesota Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                 Fair value at Sept. 30, 2010
                                                --------------------------------------------------------------
                                                     Level 1          Level 2
                                                  quoted prices        other          Level 3
                                                    in active       significant     significant
                                                   markets for       observable    unobservable
DESCRIPTION(a)                                  identical assets     inputs(b)        inputs          Total
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $67,253,524         $--        $67,253,524
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         67,253,524          --         67,253,524
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --            125,000          --            125,000
  Unaffiliated Money Market Fund(c)                   11,649                 --          --             11,649
--------------------------------------------------------------------------------------------------------------
Total Other                                           11,649            125,000          --            136,649
--------------------------------------------------------------------------------------------------------------
Investments in Securities                             11,649         67,378,524          --         67,390,173
Derivatives(d)
  Liabilities
    Futures Contracts                                (45,578)                --          --            (45,578)
--------------------------------------------------------------------------------------------------------------
Total                                               $(33,929)       $67,378,524         $--        $67,344,595
--------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)  Derivative instruments are valued at unrealized appreciation
     (depreciation).



--------------------------------------------------------------------------------
52  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  53

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman New York Municipal Fund
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.5%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (4.0%)
New York State Urban Development Corp.
 Prerefunded Revenue Bonds
 Personal Income Tax State Facilities
 Series 2002A
 03-15-32                            5.250%          $1,000,000            $1,069,870
Triborough Bridge & Tunnel Authority
 Prerefunded Revenue Bonds
 General Purpose
 Series 1999B
 01-01-30                            5.500            1,800,000             2,341,134
                                                                      ---------------
Total                                                                       3,411,004
-------------------------------------------------------------------------------------

CITY (2.7%)
City of New York
 Unlimited General Obligation Bonds
 Series 2010B
 08-01-21                            5.000              500,000               586,705
City of New York
 Unlimited General Obligation Bonds
 Subordinated Series 2009I-1
 04-01-27                            5.125            1,500,000             1,680,270
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 1995C
 08-15-24                            7.250                5,000                 5,025
                                                                      ---------------
Total                                                                       2,272,000
-------------------------------------------------------------------------------------

COLLEGE (26.9%)
Hempstead Town Local Development Corp.
 Revenue Bonds
 Molloy College Project
 Series 2009
 07-01-39                            5.750            1,000,000             1,070,110
Madison County Capital Resource Corp.
 Revenue Bonds
 Colgate University Project
 Series 2010A
 07-01-40                            5.000            1,000,000             1,076,690
Nassau County Industrial Development Agency
 Refunding Revenue Bonds
 New York Institute of Technology Project
 Series 2000A
 03-01-26                            4.750              725,000               747,192
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.125            1,000,000             1,024,270
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-35                            5.000            1,000,000             1,066,750
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2009A
 07-01-27                            5.000            2,000,000             2,282,681
New York State Dormitory Authority
 Revenue Bonds
 Manhattan Marymount College
 Series 2009
 07-01-29                            5.250            1,000,000             1,034,670
New York State Dormitory Authority
 Revenue Bonds
 Mount Sinai School of Medicine
 Series 2009
 07-01-39                            5.125            1,000,000             1,027,250
New York State Dormitory Authority
 Revenue Bonds
 New York University
 Series 2007A (AMBAC)
 07-01-24                            5.000            2,000,000             2,209,301
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 2009C
 07-01-39                            5.125            1,000,000             1,064,840
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009A
 07-01-27                            4.750              600,000               675,354
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.000            1,500,000             1,636,380
New York State Dormitory Authority
 Revenue Bonds
 St. John's University
 Series 2007A (NPFGC)
 07-01-32                            5.250            1,000,000             1,058,700
New York State Dormitory Authority
 Revenue Bonds
 St. John's University
 Series 2007C (NPFGC)
 07-01-26                            5.250            1,205,000             1,398,137
New York State Dormitory Authority
 Revenue Bonds
 University of Rochester
 Series 2009A
 07-01-39                            5.125            1,350,000             1,447,740
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2001 (AMBAC)
 07-01-30                            5.000            1,250,000             1,258,175
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2009
 09-01-38                            5.000              500,000               529,105
Rensselaer County Industrial Development Agency
 Revenue Bonds
 Polytechnic Institute Dorm Project
 Series 1999A
 08-01-29                            5.125            1,000,000             1,003,950
Yonkers Industrial Development Agency
 Revenue Bonds
 Sarah Lawrence College Project
 Series 2001A
 06-01-29                            6.000            1,000,000             1,096,840
                                                                      ---------------
Total                                                                      22,708,135
-------------------------------------------------------------------------------------

COUNTY (2.5%)
County of Suffolk
 Unlimited General Obligation Public Improvement Bonds
 Series 2009A
 05-15-26                            4.250            2,000,000             2,127,640
-------------------------------------------------------------------------------------

ELECTRIC (0.5%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.250              400,000(e)            417,340
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (8.6%)
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvements
 Series 2007C (AGM)
 08-15-26                            5.000            2,000,000             2,189,139
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvements
 Series 2009
 02-15-18                            5.500            1,000,000             1,190,860


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
54  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Mount Sinai Hospital
 Series 2010A
 07-01-26                            5.000%          $1,050,000            $1,117,883
New York State Dormitory Authority
 Revenue Bonds
 North Shore Long Island Jewish
 Series 2009A
 05-01-37                            5.500            1,250,000             1,313,613
New York State Dormitory Authority
 Revenue Bonds
 Vassar Brothers Hospital
 Series 1997 (AGM)
 07-01-25                            5.375            1,500,000             1,505,040
                                                                      ---------------
Total                                                                       7,316,535
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (5.3%)
Amherst Development Corp.
 Revenue Bonds
 UBF Facility Student Housing Corp.
 Series 2010A (AGM)
 10-01-45                            4.625            1,500,000             1,516,770
New York City Housing Development Corp.
 Revenue Bonds
 Series 2009M
 11-01-45                            5.150              750,000               768,795
New York State Housing Finance Agency
 Revenue Bonds
 Phillips Village Project
 Series 1994A (FHA) A.M.T.
 08-15-17                            7.750            2,180,000             2,203,173
                                                                      ---------------
Total                                                                       4,488,738
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (0.8%)
New York Mortgage Agency
 Revenue Bonds
 Homeowners Mortgage
 Series 1998-69 A.M.T.
 10-01-28                            5.500              425,000               425,264
New York Mortgage Agency
 Revenue Bonds
 Series 1999-82 A.M.T.
 04-01-30                            5.650              240,000               240,168
                                                                      ---------------
Total                                                                         665,432
-------------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- IDR (4.7%)
New York State Energy Research & Development Authority
 Revenue Bonds
 Brooklyn Union Gas Co. Project
 Series 1996 (NPFGC)
 01-01-21                            5.500            4,000,000             4,014,320
-------------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (2.8%)
Onondaga County Industrial Development Agency
 Revenue Bonds
 Bristol-Meyers Squibb Co. Project
 Series 1994 A.M.T.
 03-01-24                            5.750            2,000,000             2,333,420
-------------------------------------------------------------------------------------

LEASE (5.9%)
New York Local Government Assistance Corp.
 Refunding Revenue Bonds
 Senior Lien
 Series 2007A
 04-01-19                            5.000            2,000,000             2,306,800
New York State Dormitory Authority
 Revenue Bonds
 School Districts Financing Program
 Series 2009C
 10-01-36                            5.125            1,000,000             1,067,200
The Erie County Industrial Development Agency
 Revenue Bonds
 Buffalo City School District
 Series 2009A
 05-01-31                            5.000            1,500,000             1,618,230
                                                                      ---------------
Total                                                                       4,992,230
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (5.2%)
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
 01-01-29                            5.125            2,950,000             3,096,674
New York City Trust for Cultural Resources
 Refunding Revenue Bonds
 Museum of Modern Art
 Series 2010-1A
 10-01-17                            5.000              250,000               299,053
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of Modern Art
 Series 2001D (AMBAC)
 07-01-31                            5.125            1,000,000             1,049,900
                                                                      ---------------
Total                                                                       4,445,627
-------------------------------------------------------------------------------------

PORT DISTRICT (3.3%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 93rd
 Series 1994
 06-01-94                            6.125            2,250,000             2,773,710
-------------------------------------------------------------------------------------

SALES OR USE TAX (4.2%)
Nassau County Interim Finance Authority
 Revenue Bonds
 Sales Tax Secured
 Series 2009A
 11-15-24                            5.000              250,000               290,070
New York City Transitional Finance Authority
 Unrefunded Revenue Bonds
 Future Tax Secured
 Series 2001B
 05-01-30                            5.000            1,500,000             1,564,095
Puerto Rico Sales Tax Financing Corp.
 Revenue Bonds
 1st Subordinated
 Series 2010C
 08-01-41                            5.250            1,650,000(e)          1,731,312
                                                                      ---------------
Total                                                                       3,585,477
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (12.2%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.000            2,000,000             2,151,560
New York City Transitional Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2009S-3
 01-15-22                            5.000            1,000,000             1,114,640
New York City Transitional Finance Authority
 Subordinated Revenue Bonds
 Future Tax Secured
 Series 2007B
 11-01-26                            5.000            1,035,000             1,150,009
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2009A
 03-15-28                            5.000            1,545,000             1,724,158
New York State Dormitory Authority
 Revenue Bonds
 Series 2009A
 02-15-34                            5.000            1,400,000             1,505,966
New York State Housing Finance Agency
 Revenue Bonds
 Economic Development & Housing
 Series 2009A
 03-15-39                            5.000            1,000,000             1,071,890
New York State Urban Development Corp.
 Revenue Bonds
 State Personal Income Tax
 Series 2009B-1
 03-15-36                            5.000            1,500,000             1,612,290
                                                                      ---------------
Total                                                                      10,330,513
-------------------------------------------------------------------------------------

TOLL ROAD (3.6%)
New York State Thruway Authority
 Revenue Bonds
 Series 2005A (NPFGC)
 04-01-25                            5.000              500,000               548,830
New York State Thruway Authority
 Revenue Bonds
 Series 2005F (AMBAC)
 01-01-25                            5.000            2,000,000             2,129,700


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  55

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman New York Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
TOLL ROAD (CONT.)
Triborough Bridge & Tunnel Authority
 Unrefunded Revenue Bonds
 General Purpose
 Series 2001A
 01-01-32                            5.000%            $380,000              $393,638
                                                                      ---------------
Total                                                                       3,072,168
-------------------------------------------------------------------------------------

WATER & SEWER (4.3%)
New York City Municipal Water Finance Authority
 Refunding Revenue Bonds
 Series 2006C
 06-15-33                            4.750            1,440,000             1,488,614
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.000            2,000,000             2,139,640
                                                                      ---------------
Total                                                                       3,628,254
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $76,431,069)                                                       $82,582,543
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.2%)
                                                       AMOUNT
ISSUE                              EFFECTIVE          PAYABLE
DESCRIPTION(b,c,d)                   YIELD          AT MATURITY              VALUE(a)
New York City Municipal Water Finance Authority
 Revenue Bonds
 Adjusted 2nd General Fiscal 2008-BB-5
 V.R.D.N. Series 2007 (Bank of America)
 06-15-33                            0.230%          $1,000,000            $1,000,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,000,000)                                                         $1,000,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund, 0.030%            12,160(f)              $12,160
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $12,160)                                                               $12,160
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $77,443,229)(g)                                                    $83,594,703
=====================================================================================



INVESTMENTS IN DERIVATIVES

At Sept. 30, 2010, $43,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2010



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                  (17)       $(2,054,742)   Jan. 2011         $(18,338)
U.S. Treasury Note, 10-year                                 (21)        (2,646,985)   Dec. 2010          (38,165)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(56,503)
----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGCP   --   Assured Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
56  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 6.14% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(e) The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.54% of net assets at Sept. 30, 2010.

(f)  The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $77,731,106 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $5,870,752
     Unrealized depreciation                                                         (7,155)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $5,863,597
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  57

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman New York Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                 Fair value at Sept. 30, 2010
                                                --------------------------------------------------------------
                                                     Level 1          Level 2
                                                  quoted prices        other          Level 3
                                                    in active       significant     significant
                                                   markets for       observable    unobservable
DESCRIPTION(a)                                  identical assets     inputs(b)        inputs          Total
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $82,582,543         $--        $82,582,543
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         82,582,543          --         82,582,543
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --          1,000,000          --          1,000,000
  Unaffiliated Money Market Fund(c)                   12,160                 --          --             12,160
--------------------------------------------------------------------------------------------------------------
Total Other                                           12,160          1,000,000          --          1,012,160
--------------------------------------------------------------------------------------------------------------
Investments in Securities                             12,160         83,582,543          --         83,594,703
Derivatives(d)
  Liabilities
    Futures Contracts                                (56,503)                --          --            (56,503)
--------------------------------------------------------------------------------------------------------------
Total                                               $(44,343)       $83,582,543         $--        $83,538,200
--------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)  Derivative instruments are valued at unrealized appreciation
     (depreciation).



--------------------------------------------------------------------------------
58  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  59

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                          SELIGMAN              SELIGMAN                  SELIGMAN
                                                          NATIONAL        CALIFORNIA MUNICIPAL      CALIFORNIA MUNICIPAL
                                                          MUNICIPAL            HIGH-YIELD                  QUALITY
SEPT. 30, 2010                                              FUND                  FUND                      FUND
ASSETS
Investments in securities, at value
  (identified cost $591,911,794, $31,586,252 and
  $35,978,095)                                          $631,127,859           $33,330,045               $38,244,191
Money market fund
  (identified cost $209,642, $516,388 and $350,531)          209,642               516,388                   350,531
------------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $592,121,436, $32,102,640 and
  $36,328,626)                                           631,337,501            33,846,433                38,594,722
Receivable from Investment Manager                               343                   308                       315
Capital shares receivable                                    318,264                 5,352                       142
Accrued interest receivable                                9,095,066               378,899                   582,381
Receivable for investment securities sold                  8,289,601               340,150                        --
Variation margin receivable on futures contracts              11,670                   766                       719
Margin deposits on futures contracts                              --                19,600                    20,400
------------------------------------------------------------------------------------------------------------------------
Total assets                                             649,052,445            34,591,508                39,198,679
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                            572,223                30,652                    32,423
Capital shares payable                                     1,562,189                    67                        --
Accrued investment management services fees                    7,286                   388                       439
Accrued distribution fees                                      5,137                   354                       335
Accrued transfer agency fees                                  15,632                   825                       942
Accrued administrative services fees                           1,224                    66                        75
Other accrued expenses                                       584,835                67,994                    73,575
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          2,748,526               100,346                   107,789
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares             $646,303,919           $34,491,162               $39,090,890
------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
Shares of beneficial interest/capital stock -- $.001
  par value                                             $     80,416           $     5,185               $     5,909
Additional paid-in capital                               604,770,674            32,675,142                36,741,493
Undistributed net investment income                          108,584                15,120                    15,779
Accumulated net realized gain (loss)                       2,545,892                77,479                    88,445
Unrealized appreciation (depreciation) on investments     38,798,353             1,718,236                 2,239,264
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                    $646,303,919           $34,491,162               $39,090,890
------------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A         $612,804,736           $28,747,011               $35,845,008
                                        Class C         $ 33,499,183           $ 5,744,151               $ 3,245,882
Outstanding shares of beneficial
  interest/capital stock:               Class A           76,266,935             4,322,399                 5,416,521
                                        Class C            4,149,355               862,661                   492,661
Net asset value per share:              Class A(1)      $       8.03           $      6.65               $      6.62
                                        Class C         $       8.07           $      6.66               $      6.59
------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund is $8.43, $6.98 and $6.95, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
60  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                             SELIGMAN         SELIGMAN
                                                                            MINNESOTA         NEW YORK
                                                                            MUNICIPAL        MUNICIPAL
SEPT. 30, 2010                                                                 FUND             FUND
ASSETS
Investments in securities, at value
  (identified cost $63,134,357 and $77,431,069)                            $67,378,524      $83,582,543
Money market fund
  (identified cost $11,649 and $12,160)                                         11,649           12,160
-------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $63,146,006 and $77,443,229)                             67,390,173       83,594,703
Receivable from Investment Manager                                                 302              334
Capital shares receivable                                                        6,025          189,152
Accrued interest receivable                                                    903,037        1,041,084
Receivable for investment securities sold                                      369,421            5,141
Variation margin receivable on futures contracts                                 1,203            1,500
Margin deposits on futures contracts                                                --           43,000
-------------------------------------------------------------------------------------------------------
Total assets                                                                68,670,161       84,874,914
-------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                               55,867           69,271
Capital shares payable                                                              43           15,530
Accrued investment management services fees                                        770              951
Accrued distribution fees                                                          503              755
Accrued transfer agency fees                                                     1,647            2,017
Accrued administrative services fees                                               131              162
Other accrued expenses                                                          94,482          101,951
-------------------------------------------------------------------------------------------------------
Total liabilities                                                              153,443          190,637
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                                $68,516,718      $84,684,277
-------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest/capital stock -- $.001 par value             $     8,783      $    10,192
Additional paid-in capital                                                  63,651,964       78,134,939
Undistributed net investment income                                             16,519              172
Accumulated net realized gain (loss)                                           640,863          444,003
Unrealized appreciation (depreciation) on investments                        4,198,589        6,094,971
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares          $68,516,718      $84,684,277
-------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:               Class A         $66,906,242      $76,164,778
                                                           Class C         $ 1,610,476      $ 8,519,499
Outstanding shares of beneficial interest/capital stock:   Class A           8,577,335        9,168,458
                                                           Class C             205,970        1,023,526
Net asset value per share:                                 Class A(1)      $      7.80      $      8.31
                                                           Class C         $      7.82      $      8.32
-------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund is $8.19 and $8.72, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  61

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                SELIGMAN             SELIGMAN                  SELIGMAN
                                                                NATIONAL       CALIFORNIA MUNICIPAL      CALIFORNIA MUNICIPAL
                                                               MUNICIPAL            HIGH-YIELD                  QUALITY
YEAR ENDED SEPT. 30, 2010                                         FUND                 FUND                      FUND
INVESTMENT INCOME
Income:
Interest                                                      $32,655,211           $1,817,757                $1,930,631
Income distributions from money market fund                         1,205                  197                       298
-----------------------------------------------------------------------------------------------------------------------------
Total income                                                   32,656,416            1,817,954                 1,930,929
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                             2,692,664              142,520                   164,593
Distribution fees
  Class A                                                       1,554,737               72,075                    91,856
  Class C                                                         348,526               59,310                    34,022
Transfer agency fees
  Class A                                                         356,797               13,343                    16,958
  Class C                                                          20,439                2,801                     1,611
Administrative services fees                                      451,886               24,333                    28,101
Compensation of board members                                      19,326                1,021                     1,180
Custodian fees                                                     71,725                3,140                     1,990
Printing and postage                                               82,330               10,146                    10,340
Registration fees                                                  40,130               30,078                    28,460
Professional fees                                                  36,782               33,267                    33,858
Other                                                            (111,624)               6,291                     8,527
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  5,563,718              398,325                   421,496
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                               (113,950)             (79,231)                  (78,837)
-----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                              5,449,768              319,094                   342,659
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                27,206,648            1,498,860                 1,588,270
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                         9,700,242              208,704                   226,524
  Futures contracts                                            (2,310,417)            (132,422)                 (138,038)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         7,389,825               76,282                    88,486
Net change in unrealized appreciation (depreciation) on
  investments                                                    (844,247)             184,776                   (57,850)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  6,545,578              261,058                    30,636
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $33,752,226           $1,759,918                $1,618,906
-----------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
62  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                     SELIGMAN        SELIGMAN
                                                                                                     MINNESOTA       NEW YORK
                                                                                                     MUNICIPAL       MUNICIPAL
YEAR ENDED SEPT. 30, 2010                                                                              FUND            FUND
INVESTMENT INCOME
Income:
Interest                                                                                            $3,143,515      $3,992,000
Income distributions from money market fund                                                                465             431
------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                         3,143,980       3,992,431
------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                                                    277,610         341,577
Distribution fees
  Class A                                                                                              165,688         187,241
  Class C                                                                                               14,346          84,151
Transfer agency fees
  Class A                                                                                               36,904          30,463
  Class C                                                                                                  826           3,522
Administrative services fees                                                                            47,397          58,318
Compensation of board members                                                                            1,982           2,446
Custodian fees                                                                                           2,469           7,190
Printing and postage                                                                                    16,822          16,004
Registration fees                                                                                       25,560          30,260
Professional fees                                                                                       33,548          33,741
Other                                                                                                   15,729          12,831
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                         638,881         807,744
  Expenses waived/reimbursed by the Investment Manager and its affiliates                              (93,216)        (86,471)
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                     545,665         721,273
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                      2,598,315       3,271,158
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                                                              1,055,272         868,110
  Futures contracts                                                                                   (240,126)       (295,647)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                815,146         572,463
Net change in unrealized appreciation (depreciation) on investments                                     95,754         346,739
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                         910,900         919,202
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                     $3,509,215      $4,190,360
------------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  63

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                    SELIGMAN NATIONAL                  SELIGMAN CALIFORNIA
                                                                     MUNICIPAL FUND                 MUNICIPAL HIGH-YIELD FUND
YEAR ENDED SEPT. 30,                                             2010               2009              2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $  27,206,648      $   5,962,400      $ 1,498,860      $ 1,407,851
Net realized gain (loss) on investments                         7,389,825         13,905,752           76,282          453,487
Net change in unrealized appreciation (depreciation) on
  investments                                                    (844,247)        31,081,735          184,776        2,360,069
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   33,752,226         50,949,887        1,759,918        4,221,407
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                   (26,487,332)        (8,615,539)      (1,365,491)      (1,201,634)
    Class C                                                    (1,223,738)          (317,681)        (236,383)        (174,139)
  Net realized gain
    Class A                                                   (13,491,860)                --         (371,289)              --
    Class C                                                      (748,905)                --          (76,734)              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (41,951,835)        (8,933,220)      (2,049,897)      (1,375,773)
------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                               28,721,510         45,075,085        1,640,431        2,870,854
  Class C shares                                                3,100,126          4,697,103          698,473        1,027,098
Fund mergers
  Class A shares                                                      N/A        632,443,068              N/A              N/A
  Class C shares                                                      N/A         30,091,669              N/A              N/A
Reinvestment of distributions at net asset value
  Class A shares                                               26,419,280          5,176,170        1,099,632          813,149
  Class C shares                                                1,286,631            194,986          190,423          136,630
Payments for redemptions
  Class A shares                                             (100,348,448)      (114,383,759)      (4,893,610)      (5,803,643)
  Class C shares                                               (7,123,720)        (2,525,320)      (1,259,027)        (859,822)
Redemption fees (Note 6)                                           15,079            996,789              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions     (47,929,542)       601,765,791       (2,523,678)      (1,815,734)
------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 10)                      20,581                 --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (56,108,570)       643,782,458       (2,813,657)       1,029,900
Net assets at beginning of year                               702,412,489         58,630,031       37,304,819       36,274,919
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 646,303,919      $ 702,412,489      $34,491,162      $37,304,819
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                         $     108,584      $     601,989      $    15,120      $   119,365
------------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
64  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     SELIGMAN CALIFORNIA               SELIGMAN MINNESOTA
                                                                   MUNICIPAL QUALITY FUND                MUNICIPAL FUND
YEAR ENDED SEPT. 30,                                                2010             2009             2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $ 1,588,270      $ 1,465,511      $ 2,598,315      $ 2,067,990
Net realized gain (loss) on investments                              88,486          445,315          815,146          598,926
Net change in unrealized appreciation (depreciation) on
  investments                                                       (57,850)       3,370,334           95,754        4,558,427
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      1,618,906        5,281,160        3,509,215        7,225,343
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                      (1,753,208)      (1,288,969)      (2,636,350)      (2,239,614)
    Class C                                                        (135,948)         (91,117)         (46,006)         (21,873)
  Net realized gain
    Class A                                                        (271,973)        (136,084)        (795,681)         (78,863)
    Class C                                                         (24,518)         (14,299)         (15,898)            (676)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (2,185,647)      (1,530,469)      (3,493,935)      (2,341,026)
------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  2,840,834       10,660,189        3,066,720        8,249,458
  Class C shares                                                    285,537        2,104,035          560,398          961,391
Reinvestment of distributions at net asset value
  Class A shares                                                  1,309,779          959,148        2,499,305        1,579,523
  Class C shares                                                     27,469           60,280           43,983           14,841
Payments for redemptions
  Class A shares                                                 (8,098,135)      (8,857,523)      (9,914,394)      (8,255,188)
  Class C shares                                                   (541,870)      (1,837,796)        (409,031)        (187,030)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions        (4,176,386)       3,088,333       (4,153,019)       2,362,995
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (4,743,127)       6,839,024       (4,137,739)       7,247,312
Net assets at beginning of year                                  43,834,017       36,994,993       72,654,457       65,407,145
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $39,090,890      $43,834,017      $68,516,718      $72,654,457
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                             $    15,779      $   316,665      $    16,519      $   100,560
------------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  65

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                                                       SELIGMAN NEW YORK
                                                                                                         MUNICIPAL FUND
YEAR ENDED SEPT. 30,                                                                                 2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                                                  $ 3,271,158      $  2,633,529
Net realized gain (loss) on investments                                                              572,463           730,889
Net change in unrealized appreciation (depreciation) on investments                                  346,739         5,945,470
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                    4,190,360         9,309,888
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                                       (3,192,323)       (2,427,660)
    Class C                                                                                         (295,832)         (182,412)
  Net realized gain
    Class A                                                                                         (786,601)               --
    Class C                                                                                          (88,427)               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                               (4,363,183)       (2,610,072)
------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                                                   5,583,991        22,642,685
  Class C shares                                                                                   1,159,954         3,368,290
Reinvestment of distributions at net asset value
  Class A shares                                                                                   2,839,044         1,747,802
  Class C shares                                                                                     199,511            91,806
Payments for redemptions
  Class A shares                                                                                  (9,036,972)      (11,468,114)
  Class C shares                                                                                  (1,028,442)         (831,554)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                           (282,914)       15,550,915
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                             (455,737)       22,250,731
Net assets at beginning of year                                                                   85,140,014        62,889,283
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                        $84,684,277      $ 85,140,014
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                              $       172      $    217,169
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
66  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Seligman National Municipal Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $8.12       $7.31       $7.74      $7.81      $7.88
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .33         .20         .29        .33        .35
Net gains (losses) (both realized and
 unrealized)                                         .08         .86        (.44)      (.08)      (.07)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .41        1.06        (.15)       .25        .28
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.33)       (.28)       (.28)      (.32)      (.35)
Distributions from realized gains                   (.17)         --          --         --         --
------------------------------------------------------------------------------------------------------
Total distributions                                 (.50)       (.28)       (.28)      (.32)      (.35)
------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)       --          --         --         --
------------------------------------------------------------------------------------------------------
Redemption fees (Note 6 to Financial
 Statements)                                         .00(a)      .03(b)       --         --         --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.03       $8.12       $7.31      $7.74      $7.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.41%(c)   15.19%      (2.07%)     3.21%      3.58%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                               .81%       1.09%        .95%       .90%       .92%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            .79%        .95%        .95%       .90%       .92%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.18%       2.57%       3.77%      4.19%      4.46%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $613        $666         $56        $58        $66
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              20%        107%         16%        29%        --%
------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  67

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $8.15       $7.31       $7.75      $7.81      $7.88
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .27         .14         .22        .26        .28
Net gains (losses) (both realized and
 unrealized)                                         .09         .92        (.45)      (.07)      (.07)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .36        1.06        (.23)       .19        .21
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.27)       (.22)       (.21)      (.25)      (.28)
Distributions from realized gains                   (.17)         --          --         --         --
------------------------------------------------------------------------------------------------------
Total distributions                                 (.44)       (.22)       (.21)      (.25)      (.28)
------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)       --          --         --         --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.07       $8.15       $7.31      $7.75      $7.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.75%(c)   14.62%      (3.07%)     2.42%      2.66%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                              1.56%       1.86%       1.85%      1.80%      1.82%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                           1.54%       1.71%       1.85%      1.80%      1.82%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.43%       1.81%       2.87%      3.29%      3.56%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $33         $37          $2         $2         $2
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              20%        107%         16%        29%        --%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) Per share amount is calculated based on average shares outstanding during the period.
(c) During the year ended Sept. 30, 2010, the Fund received proceeds from a regulatory settlement. There was no impact to the total return for each class.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
68  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

Seligman California Municipal High-Yield Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $6.69       $6.18       $6.55      $6.60      $6.62
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .29         .26         .27        .28        .28
Net gains (losses) (both realized and
 unrealized)                                         .06         .51        (.36)      (.06)      (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .35         .77        (.09)       .22        .26
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.31)       (.26)       (.27)      (.27)      (.28)
Distributions from realized gains                   (.08)         --        (.01)        --         --
------------------------------------------------------------------------------------------------------
Total distributions                                 (.39)       (.26)       (.28)      (.27)      (.28)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $6.65       $6.69       $6.18      $6.55      $6.60
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.57%      12.73%      (1.51%)     3.35%      3.99%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                              1.02%       1.27%       1.02%       .95%      1.00%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            .79%       1.04%        .92%       .85%       .90%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.44%       4.16%       4.14%      4.25%      4.26%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $29         $31         $31        $29        $30
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%         63%          4%         8%        --%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $6.70       $6.18       $6.56      $6.61      $6.63
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .24         .20         .21        .22        .22
Net gains (losses) (both realized and
 unrealized)                                         .06         .53        (.37)      (.06)      (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .30         .73        (.16)       .16        .20
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.26)       (.21)       (.21)      (.21)      (.22)
Distributions from realized gains                   (.08)         --        (.01)        --         --
------------------------------------------------------------------------------------------------------
Total distributions                                 (.34)       (.21)       (.22)      (.21)      (.22)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $6.66       $6.70       $6.18      $6.56      $6.61
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.78%      11.94%      (2.54%)     2.42%      3.06%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                              1.77%       2.13%       1.92%      1.85%      1.90%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                           1.54%       1.89%       1.82%      1.75%      1.80%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.69%       3.30%       3.24%      3.35%      3.35%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $6          $6          $5         $2         $3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%         63%          4%         8%        --%
------------------------------------------------------------------------------------------------------


(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  69

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

Seligman California Municipal Quality Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $6.69       $6.13       $6.57      $6.69      $6.79
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .26         .23         .26        .28        .28
Net gains (losses) (both realized and
 unrealized)                                         .02         .58        (.40)      (.12)      (.07)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .28         .81        (.14)       .16        .21
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.30)       (.23)       (.25)      (.27)      (.28)
Distributions from realized gains                   (.05)       (.02)       (.05)      (.01)      (.03)
------------------------------------------------------------------------------------------------------
Total distributions                                 (.35)       (.25)       (.30)      (.28)      (.31)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $6.62       $6.69       $6.13      $6.57      $6.69
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.53%      13.42%      (2.26%)     2.51%      3.14%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               .99%       1.24%        .99%       .92%       .94%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            .79%       1.09%        .99%       .92%       .94%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.02%       3.67%       3.97%      4.17%      4.19%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $36         $40         $34        $38        $42
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              21%         46%         13%         5%        --%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $6.66       $6.10       $6.54      $6.66      $6.76
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .21         .17         .20        .22        .22
Net gains (losses) (both realized and
 unrealized)                                         .02         .58        (.40)      (.12)      (.07)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .23         .75        (.20)       .10        .15
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.25)       (.17)       (.19)      (.21)      (.22)
Distributions from realized gains                   (.05)       (.02)       (.05)      (.01)      (.03)
------------------------------------------------------------------------------------------------------
Total distributions                                 (.30)       (.19)       (.24)      (.22)      (.25)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $6.59       $6.66       $6.10      $6.54      $6.66
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       3.75%      12.52%      (3.15%)     1.60%      2.23%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                              1.74%       2.10%       1.89%      1.82%      1.84%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                           1.54%       1.96%       1.89%      1.82%      1.84%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.27%       2.80%       3.07%      3.27%      3.29%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3          $4          $3         $2         $2
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              21%         46%         13%         5%        --%
------------------------------------------------------------------------------------------------------


(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
70  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

Seligman Minnesota Municipal Fund

                                                                  YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------------------------
PER SHARE DATA                                      2010       2009        2008       2007       2006
Net asset value, beginning of period               $7.79       $7.26      $7.55      $7.67      $7.75
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .29         .23        .27        .30        .31
Net gains (losses) (both realized and
 unrealized)                                         .11         .56       (.26)      (.11)      (.08)
-----------------------------------------------------------------------------------------------------
Total from investment operations                     .40         .79        .01        .19        .23
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.30)       (.25)      (.26)      (.30)      (.30)
Distributions from realized gains                   (.09)       (.01)      (.04)      (.01)      (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                 (.39)       (.26)      (.30)      (.31)      (.31)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $7.80       $7.79      $7.26      $7.55      $7.67
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.45%      11.04%       .07%      2.52%      3.04%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               .93%       1.14%       .91%       .88%       .89%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            .79%       1.06%       .91%       .88%       .89%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.85%       3.02%      3.62%      4.01%      4.04%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $67         $71        $65        $71        $78
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                              31%         29%        16%         4%        11%
-----------------------------------------------------------------------------------------------------



                                                                  YEAR ENDED SEPT. 30,
CLASS C                                            --------------------------------------------------
PER SHARE DATA                                      2010       2009        2008       2007       2006
Net asset value, beginning of period               $7.81       $7.27      $7.56      $7.68      $7.75
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .24         .16        .20        .24        .24
Net gains (losses) (both realized and
 unrealized)                                         .11         .58       (.26)      (.12)      (.07)
-----------------------------------------------------------------------------------------------------
Total from investment operations                     .35         .74       (.06)       .12        .17
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.25)       (.19)      (.19)      (.23)      (.23)
Distributions from realized gains                   (.09)       (.01)      (.04)      (.01)      (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                 (.34)       (.20)      (.23)      (.24)      (.24)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $7.82       $7.81      $7.27      $7.56      $7.68
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.66%      10.22%      (.83%)     1.59%      2.16%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                              1.68%       1.98%      1.81%      1.78%      1.79%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                           1.54%       1.86%      1.81%      1.78%      1.79%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.09%       2.19%      2.72%      3.11%      3.14%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $2          $1         $1        $--        $--
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                              31%         29%        16%         4%        11%
-----------------------------------------------------------------------------------------------------


(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  71

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

Seligman New York Municipal Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $8.32       $7.63       $8.07      $8.19      $8.26
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .33         .28         .32        .34        .35
Net gains (losses) (both realized and
 unrealized)                                         .09         .70        (.40)      (.12)      (.06)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .42         .98        (.08)       .22        .29
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.34)       (.29)       (.32)      (.34)      (.34)
Distributions from realized gains                   (.09)         --        (.04)      (.00)(a)   (.02)
------------------------------------------------------------------------------------------------------
Total distributions                                 (.43)       (.29)       (.36)      (.34)      (.36)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.31       $8.32       $7.63      $8.07      $8.19
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.34%      13.02%      (1.19%)     2.76%      3.61%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               .89%       1.11%        .89%       .85%       .88%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            .79%       1.04%        .89%       .85%       .88%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.00%       3.60%       4.04%      4.22%      4.25%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $76         $77         $58        $61        $64
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%         53%          0%        16%        --%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2010       2009        2008        2007       2006
Net asset value, beginning of period               $8.34       $7.64       $8.08      $8.20      $8.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .27         .22         .25        .27        .27
Net gains (losses) (both realized and
 unrealized)                                         .08         .70        (.41)      (.13)      (.05)
------------------------------------------------------------------------------------------------------
Total from investment operations                     .35         .92        (.16)       .14        .22
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.28)       (.22)       (.24)      (.26)      (.27)
Distributions from realized gains                   (.09)         --        (.04)      (.00)(a)   (.02)
------------------------------------------------------------------------------------------------------
Total distributions                                 (.37)       (.22)       (.28)      (.26)      (.29)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.32       $8.34       $7.64      $8.08      $8.20
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.42%      12.19%      (2.07%)     1.83%      2.68%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                              1.64%       1.96%       1.79%      1.75%      1.78%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                           1.54%       1.88%       1.79%      1.75%      1.78%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.25%       2.73%       3.14%      3.32%      3.35%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $9          $8          $5         $4         $5
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%         53%          0%        16%        --%
------------------------------------------------------------------------------------------------------


(a) A capital gain of $0.003 was paid for the year ended Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
72  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Seligman Municipal Series Trust is currently composed of individual state tax-exempt funds, including Seligman California Municipal High-Yield Fund (California High-Yield) and Seligman California Municipal Quality Fund (California Quality). Seligman Municipal Fund Series, Inc. is currently composed of tax-exempt funds, including Seligman National Municipal Fund (National), Seligman Minnesota Municipal Fund (Minnesota), and Seligman New York Municipal Fund (New York). All Funds other than National are non-diversified. All Funds are open-end management investment companies as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Each Fund in Seligman Municipal Series Trust has unlimited shares of beneficial interest. Each Fund in Seligman Municipal Fund Series, Inc. has 100 million authorized shares of capital stock.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except National) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Each Fund offers Class A and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

-  Class C shares may be subject to a contingent deferred sales charge (CDSC).

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results. Other expenses on the Statements of Operations include adjustments as a result of a change in estimated expenses for the year ended Sept. 30, 2010.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by each Fund's Board of Directors/Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Sept. 30, 2010, each Fund had no outstanding forward-commitments.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose each Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
Each Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. Each Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, each Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by each Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Each Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, each Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains

--------------------------------------------------------------------------------
74  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

NATIONAL
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                                   -------------------------------  ---------------------------------------------
                                   STATEMENT OF ASSETS                     STATEMENT OF ASSETS
RISK EXPOSURE                        AND LIABILITIES                         AND LIABILITIES
CATEGORY                                 LOCATION       FAIR VALUE               LOCATION              FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                                                                    Net assets -- unrealized
Interest rate contracts                    N/A             N/A*     depreciation on investments         $417,712*
-----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
----------------------------------------------------------------------------------------------
Interest rate contracts                                                      $(2,310,417)
----------------------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(417,712)
---------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $34.8 million at Sept. 30, 2010. The monthly average gross notional amount for short contracts was $16.5 million for the year Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.

CALIFORNIA HIGH-YIELD
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                                   -------------------------------  ---------------------------------------------
                                   STATEMENT OF ASSETS                     STATEMENT OF ASSETS
RISK EXPOSURE                        AND LIABILITIES                         AND LIABILITIES
CATEGORY                                 LOCATION       FAIR VALUE               LOCATION              FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                                                                    Net assets -- unrealized
Interest rate contracts                    N/A              N/A     depreciation on investments          $25,557*
-----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(132,422)
---------------------------------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
--------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(25,557)
--------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $2.1 million at Sept. 30, 2010. The monthly average gross notional amount for short contracts was $1.0 million for the year Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

CALIFORNIA QUALITY
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                                   -------------------------------  ---------------------------------------------
                                   STATEMENT OF ASSETS                     STATEMENT OF ASSETS
RISK EXPOSURE                        AND LIABILITIES                         AND LIABILITIES
CATEGORY                                 LOCATION       FAIR VALUE               LOCATION              FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                                                                    Net assets -- unrealized
Interest rate contracts                    N/A              N/A     depreciation on investments          $26,832*
-----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(138,038)
---------------------------------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
--------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(26,832)
--------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $2.2 million at Sept. 30, 2010. The monthly average gross notional amount for short contracts was $1.0 million for the year Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.

MINNESOTA
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                                   -------------------------------  ---------------------------------------------
                                   STATEMENT OF ASSETS                     STATEMENT OF ASSETS
RISK EXPOSURE                        AND LIABILITIES                         AND LIABILITIES
CATEGORY                                 LOCATION       FAIR VALUE               LOCATION              FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                                                                    Net assets -- unrealized
Interest rate contracts                    N/A              N/A     depreciation on investments          $45,578*
-----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(240,126)
---------------------------------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
--------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(45,578)
--------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $3.8 million at Sept. 30, 2010. The monthly average gross notional amount for short contracts was $1.7 million for the year Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.


--------------------------------------------------------------------------------
76  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NEW YORK
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES
                                   -------------------------------              LIABILITY DERIVATIVES
                                   STATEMENT OF ASSETS              ---------------------------------------------
RISK EXPOSURE                        AND LIABILITIES                     STATEMENT OF ASSETS AND
CATEGORY                                 LOCATION       FAIR VALUE         LIABILITIES LOCATION        FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                                                                    Net assets -- unrealized
Interest rate contracts                    N/A              N/A     depreciation on investments          $56,503*
-----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(295,647)
---------------------------------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
--------------------------------------------------------------------------------------------
Interest rate contracts                                                       $(56,503)
--------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $4.7 million at Sept. 30, 2010. The monthly average gross notional amount for short contracts was $2.1 million for the year Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is equal to a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% as each Fund's net assets increase. The management fee for the year ended Sept. 30, 2010 was 0.41% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% as each Fund's net assets increase. The fee for the year ended Sept. 30, 2010 was 0.07% of each Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended Sept. 30, 2010, other expenses paid to this company were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
National                                                                         $1,987
California High-Yield                                                               106
California Quality                                                                  124
Minnesota                                                                           208
New York                                                                            240


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Funds.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A and Class C shares that varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc.), which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the year ended Sept. 30, 2010, the Funds' effective transfer agent fee rate as a percentage of average net assets was as follows:

                                                                           CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                     0.06%    0.06%
California High-Yield                                                        0.05     0.05
California Quality                                                           0.05     0.05
Minnesota                                                                    0.06     0.06
New York                                                                     0.04     0.04


Each Fund together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Sept. 30, 2010, each Fund's total potential future obligation over the life of the Guaranty is as follows:

FUND                                                                             AMOUNT
----------------------------------------------------------------------------------------
National                                                                        $922,988
California High-Yield                                                             45,842
California Quality                                                                54,751
Minnesota                                                                         91,079
New York                                                                         106,994


The liability remaining is included within other accrued expenses in the Statements of Assets and Liabilities. At Sept. 30, 2010, these amounts are as follows:

FUND                                                                             AMOUNT
----------------------------------------------------------------------------------------
National                                                                        $466,718*
California High-Yield                                                             23,167
California Quality                                                                27,690
Minnesota                                                                         46,045
New York                                                                          54,100


* In connection with the fund mergers as described in Note 11, National assumed the obligations of the funds which were acquired.


--------------------------------------------------------------------------------
78  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

DISTRIBUTION FEES
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                             CLASS C
-----------------------------------------------------------------------------------------
National                                                                       $2,282,000
California High-Yield                                                             203,000
California Quality                                                                242,000
Minnesota                                                                          93,000
New York                                                                          265,000


These amounts are based on the most recent information available as of July 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the year ended Sept. 30, 2010 are as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                  $302,612   $6,974
California High-Yield                                                       10,163    1,993
California Quality                                                          15,379      314
Minnesota                                                                   31,807      475
New York                                                                    37,183      404


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Sept. 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that each Fund's net expenses (excluding fees and expenses of acquired funds*), were as follows:

CLASS                                                                          PERCENTAGE
-----------------------------------------------------------------------------------------
Class A                                                                           0.79%
Class C                                                                           1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                  $107,417   $6,533
California High-Yield                                                        4,694    1,022
California Quality                                                           5,936      590
Minnesota                                                                   10,394      252
New York                                                                     7,994      997


The management fees waived/reimbursed at the Fund level were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
California High-Yield                                                           $73,515
California Quality                                                               72,311
Minnesota                                                                        82,570
New York                                                                         77,480




--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Nov. 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of each Fund's class' average daily net assets:

CLASS                                                                            PERCENT
----------------------------------------------------------------------------------------
Class A                                                                            0.79%
Class C                                                                            1.54


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

5. SECURITIES TRANSACTIONS

For the year ended Sept. 30, 2010, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                                                  PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
National                                                            $131,038,725  $195,652,017
California High-Yield                                                  6,241,850     8,509,551
California Quality                                                     8,198,849    13,375,227
Minnesota                                                             20,643,619    25,489,193
New York                                                              14,574,061    16,511,470


Realized gains and losses are determined on an identified cost basis.

6. REDEMPTION FEES

Class A shares issued by National to former stockholders of Seligman Select Municipal Fund in connection with the fund merger (see Note 11) on March 27, 2009 are subject to a redemption fee of 2% if the shares are sold within one year following the acquisition. The redemption fee is retained by National and is recorded as additional paid-in capital.

7. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                                          NATIONAL           CALIFORNIA HIGH-YIELD
                                                                  ------------------------  ----------------------
YEAR ENDED SEPT. 30,                                                  2010         2009        2010        2009
------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                3,655,983    6,001,981     252,911     470,216
Fund merger                                                               N/A   82,654,273         N/A         N/A
Reinvested distributions                                            3,382,618      668,709     171,057     129,987
Redeemed                                                          (12,803,635) (15,015,369)   (755,202)   (945,232)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            (5,765,034)  74,309,594    (331,234)   (345,029)
------------------------------------------------------------------------------------------------------------------

CLASS C
Sold                                                                  391,554      618,059     107,622     169,001
Fund merger                                                               N/A    3,875,447         N/A         N/A
Reinvested distributions                                              164,100       25,017      29,613      19,017
Redeemed                                                             (900,159)    (323,416)   (194,294)   (141,925)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              (344,505)   4,195,107     (57,059)     46,093
------------------------------------------------------------------------------------------------------------------
                                            CALIFORNIA QUALITY            MINNESOTA                NEW YORK
                                          ----------------------  ------------------------  ----------------------
YEAR ENDED SEPT. 30,                         2010        2009         2010         2009        2010        2009
------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         439,806   1,725,823      402,388    1,106,231     686,588   2,890,575
Reinvested distributions                     202,609     154,467      328,135      212,517     349,673     222,566
Redeemed                                  (1,249,417) (1,424,314)  (1,298,760)  (1,109,881) (1,111,046) (1,463,530)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (607,002)    455,976     (568,237)     208,867     (74,785)  1,649,611

------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
80  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                            CALIFORNIA QUALITY            MINNESOTA                NEW YORK
                                          ----------------------  ------------------------  ----------------------
YEAR ENDED SEPT. 30,                         2010        2009         2010         2009        2010        2009
------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                          44,551     341,722       73,520      449,044     142,617     428,298
Reinvested distributions                       4,268       9,837        5,759        1,984      24,543      11,650
Redeemed                                     (83,511)   (294,718)     (53,509)    (346,032)   (126,293)   (105,324)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (34,692)     56,841       25,770      104,996      40,867     334,624
------------------------------------------------------------------------------------------------------------------


8. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Each Fund had no borrowings during the year ended Sept. 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased (decreased) and accumulated net realized gain (loss) has been increased (decreased) resulting in a net reclassification adjustment to additional paid-in capital by the following:

                                                                                                    ADDITIONAL
                                                                                ACCUMULATED      PAID-IN-CAPITAL
                                                        UNDISTRIBUTED               NET             REDUCTION
FUND                                                NET INVESTMENT INCOME  REALIZED GAIN (LOSS)     (INCREASE)
----------------------------------------------------------------------------------------------------------------
National                                                   $11,017                $9,564             $(20,581)
California High-Yield                                       (1,231)                1,231                   --
California Quality                                              --                    --                   --
Minnesota                                                       --                    --                   --
New York                                                        --                    --                   --




--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The tax character of distributions paid for the years indicated was as follows:

                                                                 2010                      2009
                                                      -------------------------  ------------------------
YEAR ENDED SEPT. 30,                                    ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
FUND                                                     INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
---------------------------------------------------------------------------------------------------------
National                                              $27,711,070   $14,240,765  $8,933,220          --
California High-Yield                                   1,601,874       448,023   1,375,773          --
California Quality                                      1,908,383       277,264   1,380,086    $150,383
Minnesota                                               2,688,971       804,964   2,261,487      79,539
New York                                                3,488,155       875,028   2,610,072          --


Tax-exempt interest distributions of the cash basis distributions paid for the years indicated were as follows:

FUND                                                                          2010   2009
-----------------------------------------------------------------------------------------
National                                                                     99.77% 96.84%
California High-Yield                                                        99.81  99.63
California Quality                                                           97.76  93.44
Minnesota                                                                    99.73  99.63
New York                                                                     99.92  99.63


At Sept. 30, 2010, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                   UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                                                     TAX-EXEMPT     ACCUMULATED     REALIZED    APPRECIATION
FUND                                                   INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
National                                              $610,704      $4,634,597        $--        $36,779,751
California High-Yield                                   51,727         174,881         --          1,614,879
California Quality                                      78,302         168,446         --          2,129,163
Minnesota                                              233,561         598,908         --          4,079,369
New York                                               273,867         560,377         --          5,805,056


For the year ended Sept. 30, 2010, $1,559,751 of capital loss carry-over was utilized and/or expired unused for National.

10. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Sept. 30, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, National received $20,581, which represented National's portion of the proceeds from the settlement (National was not a party to the proceeding). The proceeds received by National were recorded as an increase to additional paid-in capital.

11. FUND MERGERS

At the close of business on March 27, 2009, National acquired the assets and assumed the identified liabilities of Seligman Select Municipal Fund, Inc. (Select Municipal). The reorganization was completed after stockholders approved the plan on Feb. 5, 2009.

The aggregate net assets of National immediately before the acquisition were $80,713,171 and the combined net assets immediately after the acquisition were $218,815,535.

The merger was accomplished by a tax-free exchange of 13,290,689 shares of Select Municipal valued at $138,102,364. In exchange for the Select Municipal shares and net assets, National issued 18,687,716 Class A shares.

The components of Select Municipal's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                    NET UNREALIZED
                                                                     APPRECIATION        ACCUMULATED
                                          TOTAL        CAPITAL    (DEPRECIATION) ON          NET          UNDISTRIBUTED NET
                                       NET ASSETS       STOCK        INVESTMENTS     REALIZED GAIN(LOSS)  INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Select Municipal                      $138,102,364  $144,194,042     $(5,053,026)        $(2,043,036)         $1,004,384




--------------------------------------------------------------------------------
82  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

At the close of business on July 10, 2009, National acquired the assets and assumed the identified liabilities of the following funds: Seligman Colorado Municipal Class (Seligman Colorado Municipal Fund), Seligman Georgia Municipal Class (Seligman Georgia Municipal Fund), Seligman Louisiana Municipal Class (Seligman Louisiana Municipal Fund), Seligman Maryland Municipal Class (Seligman Maryland Municipal Fund), Seligman Massachusetts Municipal Class (Seligman Massachusetts Municipal Fund), Seligman Michigan Municipal Class (Seligman Michigan Municipal Fund), Seligman Missouri Municipal Class (Seligman Missouri Municipal Fund), Seligman Ohio Municipal Class (Seligman Ohio Municipal Fund), Seligman Oregon Municipal Class (Seligman Oregon Municipal Fund), Seligman South Carolina Municipal Class (Seligman South Carolina Municipal Fund), each a series of Seligman Municipal Fund Series, Inc.; Seligman Florida Municipal Series (Seligman Florida Municipal Fund) and Seligman North Carolina Municipal Series (Seligman North Carolina Municipal Fund), each a series of Seligman Municipal Series Trust; Seligman New Jersey Municipal Fund, Inc. (Seligman New Jersey Municipal Fund); and Seligman Pennsylvania Municipal Fund Series (Seligman Pennsylvania Municipal Fund). The reorganizations were completed after shareholders of each fund approved the plan on June 2, 2009.

The aggregate net assets of National immediately before these acquisitions were $186,000,943 and the combined net assets immediately after the acquisitions were $710,433,316.

The mergers were accomplished by the following tax-free exchanges:

                                                              SHARES    VALUE OF SHARES  SHARES ISSUED BY
                                                             EXCHANGED     EXCHANGED         NATIONAL
---------------------------------------------------------------------------------------------------------
Seligman Colorado Municipal Fund
    Class A                                                  4,107,991    $30,581,832        3,957,024
    Class C                                                    166,567      1,237,719          159,402
Seligman Florida Municipal Fund
    Class A                                                  2,495,683     18,292,947        2,367,153
    Class C                                                    339,424      2,495,635          321,415
Seligman Georgia Municipal Fund
    Class A                                                  3,076,141     22,650,408        2,930,853
    Class C                                                    141,760      1,047,379          134,877
Seligman Louisiana Municipal Fund
    Class A                                                  3,120,284     23,528,742        3,044,780
    Class C                                                    236,947      1,785,809          229,989
Seligman Maryland Municipal Fund
    Class A                                                  4,219,413     33,396,957        4,321,513
    Class C                                                    313,152      2,482,608          319,726
Seligman Massachusetts Municipal Fund
    Class A                                                  7,216,167     55,985,242        7,244,180
    Class C                                                    442,182      3,432,933          442,125
Seligman Michigan Municipal Fund
    Class A                                                  7,967,137     62,918,566        8,141,366
    Class C                                                    272,237      2,147,274          276,550
Seligman Missouri Municipal Fund
    Class A                                                  3,324,463     24,831,482        3,213,046
    Class C                                                    115,556        863,300          111,181
Seligman New Jersey Municipal Fund
    Class A                                                  3,220,292     22,646,008        2,930,266
    Class C                                                    363,298      2,597,493          334,524
Seligman North Carolina Municipal Fund
    Class A                                                  1,650,725     12,818,567        1,658,628
    Class C                                                    258,757      2,009,401          258,790
Seligman Ohio Municipal Fund
    Class A                                                 10,564,417     82,580,796       10,686,083
    Class C                                                    190,994      1,502,684          193,528
Seligman Oregon Municipal Fund
    Class A                                                  4,953,087     37,366,614        4,835,156
    Class C                                                    347,202      2,616,055          336,918


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                              SHARES    VALUE OF SHARES  SHARES ISSUED BY
                                                             EXCHANGED     EXCHANGED         NATIONAL
---------------------------------------------------------------------------------------------------------
Seligman Pennsylvania Municipal Fund
    Class A                                                  1,630,858    $12,405,665        1,605,323
    Class C                                                    137,507      1,044,524          134,514
Seligman South Carolina Municipal Fund
    Class A                                                  6,968,963     54,356,879        7,031,186
    Class C                                                    619,594      4,828,854          621,908


The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

                                                                    NET UNREALIZED
                                                                     APPRECIATION        ACCUMULATED
                                          TOTAL        CAPITAL    (DEPRECIATION) ON          NET          UNDISTRIBUTED NET
                                       NET ASSETS       STOCK        INVESTMENTS     REALIZED GAIN(LOSS)  INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Seligman Colorado Municipal Fund      $ 31,819,551  $ 30,313,233     $ 1,347,167         $         1          $  159,150
Seligman Florida Municipal Fund         20,788,582    20,601,686         181,798             (74,724)             79,822
Seligman Georgia Municipal Fund         23,697,787    24,219,528          36,139            (651,949)             94,069
Seligman Louisiana Municipal Fund       25,314,551    25,277,775         (71,348)                  1             108,123
Seligman Maryland Municipal Fund        35,879,565    34,150,803       1,600,668                  --             128,094
Seligman Massachusetts Municipal
  Fund                                  59,418,175    55,919,899       3,266,186                   3             232,087
Seligman Michigan Municipal Fund        65,065,840    64,437,930         912,343            (696,733)            412,300
Seligman Missouri Municipal Fund        25,694,782    24,680,323         850,692                  (2)            163,769
Seligman New Jersey Municipal Fund      25,243,501    24,704,583         444,542                  --              94,376
Seligman North Carolina Municipal
  Fund                                  14,827,968    13,860,454         894,286                  --              73,228
Seligman Ohio Municipal Fund            84,083,480    80,375,799       3,338,349                  (2)            369,334
Seligman Oregon Municipal Fund          39,982,669    38,796,204         991,431                  --             195,034
Seligman Pennsylvania Municipal Fund    13,450,189    12,562,528         816,236                  --              71,425
Seligman South Carolina Municipal
  Fund                                  59,165,733    57,894,002       1,038,372                  --             233,359
---------------------------------------------------------------------------------------------------------------------------
Total                                 $524,432,373  $507,794,747     $15,646,861         $(1,423,405)         $2,414,170


12. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
Each Fund other than National is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on a Fund's performance, that Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund (except National) will be particularly affected by political, economic, regulatory or other events or conditions in the state in which it invests. This vulnerability to factors affecting the single-state Funds' tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements, other than as noted below.

The Board of Directors/Trustees of each Fund has approved in principle the following proposed mergers:

Seligman National Municipal Fund into Columbia Tax-Exempt Fund
Seligman California Municipal High-Yield Fund into Columbia California Tax-Exempt Fund
Seligman California Municipal Quality Fund into Columbia California Tax-Exempt Fund


--------------------------------------------------------------------------------
84  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Minnesota Municipal Fund into Columbia Minnesota Tax-Exempt Fund Seligman New York Municipal Fund into Columbia New York Tax-Exempt Fund

It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the above proposals.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the decision on Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------ TO THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS OF
SELIGMAN NATIONAL MUNICIPAL FUND, SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND, SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND, SELIGMAN MINNESOTA MUNICIPAL FUND, AND SELIGMAN NEW YORK MUNICIPAL FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman National Municipal Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund (three of the portfolios constituting the Seligman Municipal Fund Series, Inc.), and Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund (two of the portfolios constituting the Seligman Municipal Series Trust) (the Funds) as of September 30, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through September 30, 2008, were audited by other auditors whose report dated November 26, 2008, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within Seligman Municipal Fund Series, Inc. and Seligman Municipal Series Trust at September 30, 2010, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
November 19, 2010


--------------------------------------------------------------------------------
86  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Seligman National Municipal Fund
Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................    99.77%
CAPITAL GAIN DISTRIBUTION - the Fund designates $14,240,765 to be taxed as long-term capital gain.




Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2010 was 11.81%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman California Municipal High-Yield Fund
Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-interest dividends....................................     99.81%
CAPITAL GAIN DISTRIBUTION - the Fund designates $448,023 to be taxed as long-term capital gain.




Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2010 was 7.81%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman California Municipal Quality Fund
Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-interest dividends....................................     97.76%


CAPITAL GAIN DISTRIBUTION - the Fund designates $277,264 to be taxed as long-term capital gain.

Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2010 was 0.00%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman Minnesota Municipal Fund
Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.73%


CAPITAL GAIN DISTRIBUTION - the Fund designates $804,964 to be taxed as long-term capital gain.

Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2010 was 0.00%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  87

FEDERAL INCOME TAX INFORMATION (continued)  ------------------------------------
(UNAUDITED)

Seligman New York Municipal Fund
Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.92%


CAPITAL GAIN DISTRIBUTION - the Fund designates $875,028 to be taxed as long-term capital gain.

Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2010 was 8.22%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
88  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 76
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      7/11/07               Leadership (consulting company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 12/10/08        former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 58
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/11/08        President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 69                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  89

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 50                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 46                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 55                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 51                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
90  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  91

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund, Seligman California Municipal Quality Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund (each, a "Fund" and collectively, the "Funds"). Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Funds and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Funds' Board of Directors/Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Funds. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each Fund, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the

--------------------------------------------------------------------------------
92  SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


net assets of each Fund. The Board observed that the investment performance of Seligman National Municipal Fund was appropriate in light of the particular management style of the Fund, and the investment performance of Seligman California Municipal High-Yield Fund, Seligman California Municipal Quality Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team of the Funds.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Funds:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Funds).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that each Fund's total expense ratio (after considering continued expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that each Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2010 ANNUAL REPORT  93

(COLUMBIA MANAGEMENT LOGO)

SELIGMAN MUNICIPAL FUNDS
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


This report must be accompanied or preceded by the Funds'
current prospectus. The Funds are distributed by Columbia
Management Investment Distributors, Inc., member FINRA,
and managed by Columbia Management Investment Advisers,
LLC. All rights reserved.
(C)2010 Columbia Management Investment Advisers, LLC.          SL-9902 C (11/10)

Item 2.  Code of Ethics.

     (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

     The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Seligman Municipal Series Trust were as follows:

                        2010 - $52,974     2009 - $53,000

(b) Audit-Related Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional audit-related services rendered related to the 2010 semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and other consultations and services required to complete the audit for Seligman Municipal Series Trust were as follows:

                        2010 - $2,692      2009 - $2,500

(c) Tax Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for tax compliance related services rendered for Seligman Municipal Series Trust were as follows:

                        2010 - $6,392      2009 - $6,360

(d) All Other Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional professional services rendered for Seligman Municipal Series Trust were as follows:

                        2010 - $0          2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2010 - $2,405,045  2009 - $831,346

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Municipal Series Trust


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date November 19, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 19, 2010